Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett
Bond-Debenture Fund

For the period ended March 31, 2022

Schedule of Investments (unaudited)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
LONG-TERM INVESTMENTS 100.77%

ASSET-BACKED SECURITIES 5.74%

Automobiles 0.55%
Avis Budget Rental Car Funding AESOP LLC 2021-2A D†	4.08%		2/20/2028	$16,000,000	$14,890,034
Carvana Auto Receivables Trust NP1 2020-N1A E†	5.20%		7/15/2027	5,750,000	5,772,580
Exeter Automobile Receivables Trust 2021-2A E†	2.90%		7/17/2028	23,000,000	21,728,277
Hertz Vehicle Financing III LP 2021-2A D†	4.34%		12/27/2027	20,000,000	18,045,176
Hertz Vehicle Financing LLC 2021-1A D†	3.98%		12/26/2025	30,000,000	28,087,761
Westlake Automobile Receivables Trust 2021-1A F†	3.91%		9/15/2027	58,047,000	54,862,513
Total					143,386,341

Credit Card 0.25%
Genesis Sales Finance Master Trust 2021-AA A†	1.20%		12/21/2026	25,102,000	24,036,897
Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	40,297,000	40,750,704
Total					64,787,601

Other 4.94%
AIMCO CLO Ltd. 2019-10A CR†	2.159% (3 Mo. LIBOR + 1.90%)	#	7/22/2032	9,360,000	9,196,980
AMMC CLO Ltd. 2021-24A C†	2.435% (3 Mo. LIBOR + 2.20%)	#	1/20/2035	17,180,000	17,101,402
AMMC CLO Ltd. 2021-24A D†	3.635% (3 Mo. LIBOR + 3.40%)	#	1/20/2035	10,800,000	10,777,247
AMMC CLO XII Ltd. 2013-12A DR†	3.066% (3 Mo. LIBOR + 2.70%)	#	11/10/2030	3,859,000	3,708,420
AMMC CLO XIII Ltd. 2013-13A A2LR†	1.959% (3 Mo. LIBOR + 1.70%)	#	7/24/2029	3,440,000	3,398,174
AMMC CLO XIII Ltd. 2013-13A B1LR†	3.859% (3 Mo. LIBOR + 3.60%)	#	7/24/2029	5,000,000	5,012,571
Apidos CLO XXIII 2015-23A AR†	1.461% (3 Mo. LIBOR + 1.22%)	#	4/15/2033	4,000,000	3,972,092
Apidos CLO XXXV 2021-35A D†	2.904% (3 Mo. LIBOR + 2.65%)	#	4/20/2034	12,070,000	11,713,664
Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D†	3.297% (1 Mo. LIBOR + 2.90%)	#	11/15/2036	46,980,000	46,982,251
Ares XLII CLO Ltd. 2017-42A D†	3.709% (3 Mo. LIBOR + 3.45%)	#	1/22/2028	6,250,000	6,260,476
Avant Loans Funding Trust 2021-REV1 A†	1.21%		7/15/2030	26,440,000	25,572,715
Bain Capital Credit CLO Ltd. 2021-2A C†	2.341% (3 Mo. LIBOR + 2.10%)	#	7/16/2034	9,000,000	8,787,977

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Bain Capital Credit CLO Ltd. 2021-6A C†	2.274% (3 Mo. LIBOR + 2.05%)	#	10/21/2034	$14,280,000	$13,930,375
Bain Capital Credit CLO Ltd. 2021-6A D†	3.324% (3 Mo. LIBOR + 3.10%)	#	10/21/2034	15,910,000	15,374,628
Ballyrock CLO Ltd. 2019-1A A1R†	1.271% (3 Mo. LIBOR + 1.03%)	#	7/15/2032	9,550,000	9,462,046
Barings CLO III Ltd. 2019-3A DR†	3.054% (3 Mo. LIBOR + 2.80%)	#	4/20/2031	11,750,000	11,536,328
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	2.241% (3 Mo. LIBOR + 2.00%)	#	1/15/2033	7,921,867	7,926,856
BlueMountain CLO XXVIII Ltd. 2021-28A D†	3.141% (3 Mo. LIBOR + 2.90%)	#	4/15/2034	17,280,000	16,756,870
Carlyle US CLO Ltd. 2021-10A C†	2.172% (3 Mo. LIBOR + 2.05%)	#	10/20/2034	10,970,000	10,921,159
Carlyle US CLO Ltd. 2021-10A D†	3.422% (3 Mo. LIBOR + 3.30%)	#	10/20/2034	18,780,000	18,673,035
Carlyle US CLO Ltd. 2021-1A B†	2.041% (3 Mo. LIBOR + 1.80%)	#	4/15/2034	13,250,000	12,974,891
Carlyle US CLO Ltd. 2021-1A C†	3.041% (3 Mo. LIBOR + 2.80%)	#	4/15/2034	17,030,000	16,527,779
CIFC Funding Ltd. 2021-1A D†	3.208% (3 Mo. LIBOR + 2.95%)	#	4/25/2033	16,080,000	15,886,153
Dryden 30 Senior Loan Fund 2013-30A DR†	3.106% (3 Mo. LIBOR + 2.60%)	#	11/15/2028	18,137,500	17,825,733
Dryden 61 CLO Ltd. 2018-61A DR†	3.341% (3 Mo. LIBOR + 3.10%)	#	1/17/2032	20,190,000	20,104,577
Dryden 72 CLO Ltd. 2019-72A DR†	3.506% (3 Mo. LIBOR + 3.00%)	#	5/15/2032	7,000,000	6,831,466
Dryden 90 CLO Ltd. 2021-90A D†	3.16% (3 Mo. LIBOR + 3.00%)	#	2/20/2035	11,450,000	11,275,297
Eaton Vance CLO Ltd. 2013-1A C3R†	3.641% (3 Mo. LIBOR + 3.40%)	#	1/15/2034	14,190,000	14,027,415
Elmwood CLO VIII Ltd. 2021-1A C1†	2.204% (3 Mo. LIBOR + 1.95%)	#	1/20/2034	18,920,000	18,636,986
Elmwood CLO VIII Ltd. 2021-1A D1†	3.254% (3 Mo. LIBOR + 3.00%)	#	1/20/2034	14,190,000	14,111,347
Galaxy XXI CLO Ltd. 2015-21A AR†	1.274% (3 Mo. LIBOR + 1.02%)	#	4/20/2031	5,311,000	5,264,817

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Greywolf CLO III Ltd. 2020-3RA A1R†	1.549% (3 Mo. LIBOR + 1.29%)	#	4/15/2033	$20,101,397	$20,010,941
Greywolf CLO VII Ltd. 2018-2A A1†	1.434% (3 Mo. LIBOR + 1.18%)	#	10/20/2031	10,000,000	9,950,000
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	2.408% (3 Mo. LIBOR + 2.15%)	#	7/25/2027	5,476,000	5,420,369
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	1.941% (3 Mo. LIBOR + 1.70%)	#	1/17/2030	9,320,145	9,301,841
Harbor Park CLO Ltd. 2018-1A D†	3.154% (3 Mo. LIBOR + 2.90%)	#	1/20/2031	4,560,000	4,501,000
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	30,331,621	30,611,952
Invesco CLO Ltd. 2021-3A C†	2.119% (3 Mo. LIBOR + 2.00%)	#	10/22/2034	13,640,000	13,579,279
Kayne CLO 10 Ltd. 2021-10A D†	3.009% (3 Mo. LIBOR + 2.75%)	#	4/23/2034	6,630,000	6,434,729
Kayne CLO Ltd. 2018 1A DR†	2.891% (3 Mo. LIBOR + 2.65%)	#	7/15/2031	7,340,000	7,279,396
KKR CLO 29 Ltd. 29A C†	2.241% (3 Mo. LIBOR + 2.00%)	#	1/15/2032	6,150,000	6,057,590
KKR CLO 33 Ltd. 33A C†	2.254% (3 Mo. LIBOR + 2.00%)	#	7/20/2034	10,000,000	9,838,357
KKR CLO 33 Ltd. 33A D†	3.354% (3 Mo. LIBOR + 3.10%)	#	7/20/2034	8,000,000	7,707,167
KKR CLO Ltd.18 D†	3.841% (3 Mo. LIBOR + 3.60%)	#	7/18/2030	7,110,000	7,136,705
LoanCore Issuer Ltd. 2022-CRE7 AS†	2.05% (1 Mo. SOFR + 2.00%)	#	1/17/2037	52,915,000	52,631,462
LOGAN CLO I Ltd. 2021-1A C†	2.154% (3 Mo. LIBOR + 1.90%)	#	7/20/2034	11,000,000	10,969,360
Marble Point CLO XVII Ltd. 2020-1A A†	1.554% (3 Mo. LIBOR + 1.30%)	#	4/20/2033	19,415,475	19,377,039
Marble Point CLO XVII Ltd. 2020-1A B†	2.024% (3 Mo. LIBOR + 1.77%)	#	4/20/2033	9,348,354	9,281,297
Mountain View CLO LLC 2016-1A DR†	3.938% (3 Mo. LIBOR + 3.70%)	#	4/14/2033	9,470,000	9,201,977
Neuberger Berman Loan Advisers CLO Ltd. 2020-37A AR†	1.224% (3 Mo. LIBOR + .97%)	#	7/20/2031	14,330,000	14,178,435
Neuberger Berman Loan Advisers CLO Ltd. 2021-45A C†	2.12% (3 Mo. LIBOR + 2.00%)	#	10/14/2035	19,540,000	19,221,905

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Newark BSL CLO 2 Ltd. 2017-1A CR†	3.408% (3 Mo. LIBOR + 3.15%)	#	7/25/2030	$21,000,000	$20,939,910
Oaktree CLO Ltd. 2019-4 BR†	1.954% (3 Mo. LIBOR + 1.70%)	#	10/20/2032	29,790,000	29,571,886
Oaktree CLO Ltd. 2020-1A DR†	3.391% (3 Mo. LIBOR + 3.15%)	#	7/15/2034	18,130,000	17,472,273
Oaktree CLO Ltd. 2021-1A D†	3.491% (3 Mo. LIBOR + 3.25%)	#	7/15/2034	8,280,000	8,009,579
OCP CLO Ltd. 2016-12A AR2†	Zero Coupon	#(a)	4/18/2033	51,270,000	51,076,353
OCP CLO Ltd. 2019-16A DR†	3.381% (3 Mo. LIBOR + 3.15%)	#	4/10/2033	8,300,000	8,132,680
OCP CLO Ltd. 2021-21A C†	2.154% (3 Mo. LIBOR + 1.90%)	#	7/20/2034	11,880,000	11,654,664
OCP CLO Ltd. 2021-22A B1†	1.816% (3 Mo. LIBOR + 1.70%)	#	12/2/2034	38,140,000	38,074,779
OCP CLO Ltd. 2021-22A D†	3.216% (3 Mo. LIBOR + 3.10%)	#	12/2/2034	9,500,000	9,357,500
Octagon 57 Ltd. 2021-1A D†	3.215% (3 Mo. LIBOR + 3.10%)	#	10/15/2034	9,530,000	9,433,778
Octagon Investment Partners XXI Ltd. 2014-1A CR3†	3.145% (3 Mo. LIBOR + 2.75%)	#	2/14/2031	6,629,411	6,564,487
OHA Credit Funding 8 Ltd. 2021-8A C†	2.141% (3 Mo. LIBOR + 1.90%)	#	1/18/2034	14,190,000	13,943,312
OHA Credit Funding 8 Ltd. 2021-8A D†	3.091% (3 Mo. LIBOR + 2.85%)	#	1/18/2034	11,450,000	11,139,465
OHA Credit Funding 9 Ltd. 2021-9A C†	2.148% (3 Mo. LIBOR + 1.90%)	#	7/19/2035	13,780,000	13,563,786
OHA Credit Funding 9 Ltd. 2021-9A D†	3.198% (3 Mo. LIBOR + 2.95%)	#	7/19/2035	12,360,000	11,964,598
Palmer Square CLO Ltd. 2021-1A C†	2.954% (3 Mo. LIBOR + 2.70%)	#	4/20/2034	8,990,000	8,896,334
Palmer Square CLO Ltd. 2021-4A A†	1.306% (3 Mo. LIBOR + 1.17%)	#	10/15/2034	21,980,000	21,855,404
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	13,909,825	13,127,915
Rad CLO Ltd. 2020-7A A1†	1.441% (3 Mo. LIBOR + 1.20%)	#	4/17/2033	17,943,962	17,831,801
Regata XII Funding Ltd. 2019-1A CR†	2.241% (3 Mo. LIBOR + 2.00%)	#	10/15/2032	22,880,000	22,431,317
Regatta XVIII Funding Ltd. 2021-1A B†	1.691% (3 Mo. LIBOR + 1.45%)	#	1/15/2034	18,940,000	18,630,985

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Other (continued)
Regatta XVIII Funding Ltd. 2021-1A D†	2.991% (3 Mo. LIBOR + 2.75%)	#	1/15/2034	$18,940,000	$18,363,700
SEB Funding LLC 2021-1A A2†	4.969%		1/30/2052	25,083,000	23,918,276
Signal Peak CLO Ltd. 2021-10A B†	2.004% (3 Mo. LIBOR + 1.75%)	#	1/24/2035	9,820,000	9,794,286
Signal Peak CLO Ltd. 2021-10A C†	2.404% (3 Mo. LIBOR + 2.15%)	#	1/24/2035	8,590,000	8,549,942
Signal Peak CLO Ltd. 2021-10A D†	3.454% (3 Mo. LIBOR + 3.20%)	#	1/24/2035	11,460,000	11,256,516
Sunrun Demeter Issuer 2021-2A A†	2.27%		1/30/2057	29,370,841	26,819,047
THL Credit Wind River CLO Ltd. 2018-3A D†	3.204% (3 Mo. LIBOR + 2.95%)	#	1/20/2031	1,264,235	1,246,739
TICP CLO XIV Ltd. 2019-14A BR†	Zero Coupon	#(a)	10/20/2032	7,000,000	6,910,613
TICP CLO XIV Ltd. 2019-14A A2R†	Zero Coupon	#(a)	10/20/2032	21,315,000	21,103,327
TICP CLO XIV Ltd. 2019-14A CR†	Zero Coupon	#(a)	10/20/2032	13,500,000	13,397,658
TRP LLC 2021-1 A†	2.07%		6/19/2051	21,137,041	19,542,275
VERDE CLO Ltd. 2019-1A CR†	2.241% (3 Mo. LIBOR + 2.00%)	#	4/15/2032	5,000,000	4,870,675
Voya CLO Ltd. 2019-3A BR†	1.891% (3 Mo. LIBOR + 1.65%)	#	10/17/2032	36,000,000	35,641,023
Wellman Park CLO Ltd. 2021-1A D†	3.191% (3 Mo. LIBOR + 2.95%)	#	7/15/2034	24,250,000	23,492,736
Wind River CLO Ltd. 2021-2A D†	3.404% (3 Mo. LIBOR + 3.15%)	#	7/20/2034	7,610,000	7,387,168
Wind River CLO Ltd. 2021-4A D†	3.416% (3 Mo. LIBOR + 3.20%)	#	1/20/2035	19,090,000	18,709,802
Total					1,297,899,117
Total Asset-Backed Securities (cost $1,538,244,927)					1,506,073,059

				Shares

COMMON STOCKS 8.10%

Auto Components 0.02%
Chassix Holdings, Inc.				607,057	6,677,627

Automobiles 0.11%
Ferrari NV (Italy)(b)				130,840	28,534,896

Banks 0.05%
Zions Bancorp NA				190,986	12,521,042

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Shares		Fair Value
Biotechnology 0.26%
Amgen, Inc.		176,764	$42,745,070
Vertex Pharmaceuticals, Inc.*		95,476	24,916,372
Total			67,661,442

Capital Markets 0.50%
Allfunds Group plc*(c)	EUR	2,281,299	26,132,238
CME Group, Inc.		272,123	64,727,177
FactSet Research Systems, Inc.		90,723	39,387,391
Total			130,246,806

Chemicals 0.25%
Mosaic Co. (The)		1,004,262	66,783,423

Commercial Services & Supplies 0.10%
Tetra Tech, Inc.		157,660	26,004,440

Containers & Packaging 0.15%
Crown Holdings, Inc.		309,716	38,742,374

Electric: Utilities 0.25%
Constellation Energy Corp.		692,504	38,953,350
Exelon Corp.		572,852	27,284,941
Total			66,238,291

Electric - Generation 0.00%
Frontera Generation Holdings LLC		125,994	377,982

Energy Equipment & Services 0.11%
NOV, Inc.		1,499,670	29,408,529

Food Products 0.23%
Hershey Co. (The)		275,447	59,670,084

Health Care Equipment & Supplies 0.17%
Shockwave Medical, Inc.*		210,089	43,564,055

Health Care Providers & Services 0.41%
Molina Healthcare, Inc.*		170,066	56,732,317
Tenet Healthcare Corp.*		296,129	25,455,249
Universal Health Services, Inc. Class B		180,804	26,207,540
Total			108,395,106

Hotels, Restaurants & Leisure 0.09%
Dutch Bros, Inc. Class A*		424,917	23,485,163

6	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Shares		Fair Value
Information Technology Services 0.36%
Block, Inc.*		187,864	$25,474,358
Gartner, Inc.*		85,939	25,563,415
Jack Henry & Associates, Inc.		218,744	43,103,505
Total			94,141,278

Insurance 0.20%
American Financial Group, Inc./OH		178,173	25,945,552
Progressive Corp. (The)		224,628	25,605,346
Total			51,550,898

Machinery 0.10%
Westinghouse Air Brake Technologies Corp.		265,587	25,541,502

Marine 0.10%
Kirby Corp.*		382,082	27,582,500

Metals & Mining 1.34%
Alcoa Corp.		723,645	65,149,759
Franco-Nevada Corp. (Canada)(b)		407,148	64,948,249
Freeport-McMoRan, Inc.		573,097	28,505,845
Kumba Iron Ore Ltd.(c)	ZAR	759,670	33,744,901
Newmont Corp.		822,902	65,379,564
Nucor Corp.		425,851	63,302,751
OZ Minerals Ltd.(c)	AUD	1,485,656	29,628,315
Total			350,659,384

Miscellaneous Financials 0.03%
UTEX Industries, Inc.		113,840	7,399,600

Oil, Gas & Consumable Fuels 1.54%
APA Corp.		1,755,395	72,550,475
Callon Petroleum Co.*		941,436	55,620,039
Continental Resources, Inc.		828,759	50,827,789
Hess Corp.		643,289	68,857,655
Occidental Petroleum Corp.		1,148,137	65,145,293
ONEOK, Inc.		381,977	26,979,036
Suncor Energy, Inc. (Canada)(b)		1,987,893	64,785,433
Total			404,765,720

See Notes to Schedule of Investments.	7

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments			Shares	Fair Value
Personal Products 0.05%
Gibson Brands, Inc.			106,902	$12,560,985
Revlon, Inc. Class A			1,798,428	395,654
Total				12,956,639

Pharmaceuticals 0.09%
Pfizer, Inc.			477,500	24,720,175

Road & Rail 0.50%
Canadian National Railway Co. (Canada)(b)			209,784	28,140,426
JB Hunt Transport Services, Inc.			120,331	24,161,261
Union Pacific Corp.			288,784	78,898,677
Total				131,200,364

Semiconductors & Semiconductor Equipment 0.14%
ON Semiconductor Corp.*			602,261	37,707,561

Software 0.68%
Aspen Technology, Inc.*			256,399	42,400,703
Atlassian Corp. plc Class A (Australia)*(b)			139,564	41,008,090
Crowdstrike Holdings, Inc. Class A*			175,749	39,909,083
Paycom Software, Inc.*			83,092	28,781,407
Zendesk, Inc.*			214,860	25,845,509
Total				177,944,792

Specialty Retail 0.27%
Claires Holdings LLC			15,164	4,966,332	(d)
Ulta Beauty, Inc.*			166,168	66,171,421
Total				71,137,753

Transportation Infrastructure 0.00%
ACBL Holdings Corp.			44,897	1,085,003
Total Common Stocks (cost $1,989,386,573)				2,126,704,429

	Interest Rate	Maturity Date	Principal Amount

CORPORATE BONDS 59.78%

Advertising 0.38%
Clear Channel Outdoor Holdings, Inc.†	7.50%	6/1/2029	$27,934,000	27,906,904
Clear Channel Outdoor Holdings, Inc.†	7.75%	4/15/2028	21,501,000	21,637,854
Clear Channel Worldwide Holdings, Inc.†	5.125%	8/15/2027	18,997,000	18,826,027
Midas OpCo Holdings LLC†	5.625%	8/15/2029	32,936,000	31,114,639
Total				99,485,424

8	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Aerospace/Defense 1.09%
Bombardier, Inc. (Canada)†(b)	6.00%	2/15/2028	$101,264,000	$95,048,416
Bombardier, Inc. (Canada)†(b)	7.125%	6/15/2026	44,140,000	43,310,830
Raytheon Technologies Corp.	4.125%	11/16/2028	23,649,000	24,754,587
TransDigm, Inc.	4.625%	1/15/2029	42,177,000	39,487,584
TransDigm, Inc.	5.50%	11/15/2027	83,082,000	82,562,322
Total				285,163,739

Agriculture 0.25%
Viterra Finance BV (Netherlands)†(b)	2.00%	4/21/2026	44,671,000	41,187,622
Viterra Finance BV (Netherlands)†(b)	3.20%	4/21/2031	27,564,000	25,419,283
Total				66,606,905

Airlines 1.18%
Air Canada (Canada)†(b)	3.875%	8/15/2026	28,196,000	26,645,079
Alaska Airlines 2020-1 Class A Pass Through Trust†	4.80%	2/15/2029	22,485,765	23,041,573
American Airlines Group, Inc.†	3.75%	3/1/2025	33,871,000	30,939,973
American Airlines, Inc./AAdvantage Loyalty IP Ltd.†	5.75%	4/20/2029	31,026,000	30,952,313
Azul Investments LLP†	5.875%	10/26/2024	33,084,000	29,151,305
Delta Air Lines, Inc.†	7.00%	5/1/2025	34,594,000	37,082,480
Delta Air Lines, Inc./SkyMiles IP Ltd.†	4.75%	10/20/2028	29,268,000	29,543,225
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.†	5.75%	1/20/2026	35,342,222	35,409,019
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029	12,317,592	11,366,565
JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	8,695,853	9,398,929
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.†	6.50%	6/20/2027	26,232,000	27,379,650
United Airlines 2020-1 Class A Pass Through Trust	5.875%	4/15/2029	17,051,630	17,678,452
Total				308,588,563

Apparel 0.29%
Crocs, Inc.†	4.125%	8/15/2031	30,298,000	25,656,801
Crocs, Inc.†	4.25%	3/15/2029	17,653,000	15,643,382
Levi Strauss & Co.†	3.50%	3/1/2031	37,377,000	34,307,601
Total				75,607,784

Auto Manufacturers 0.74%
Allison Transmission, Inc.†	3.75%	1/30/2031	44,553,000	40,483,083
BMW US Capital LLC†	4.15%	4/9/2030	36,317,000	38,173,905
Ford Motor Co.	3.25%	2/12/2032	62,114,000	55,580,228

See Notes to Schedule of Investments.	9

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Auto Manufacturers (continued)
Ford Motor Credit Co. LLC	4.00%		11/13/2030		$45,275,000	$42,707,455
Volkswagen Group of America Finance LLC†	3.75%		5/13/2030		17,706,000	17,585,995
Total						194,530,666

Auto Parts & Equipment 0.45%
Adient Global Holdings Ltd.†	4.875%		8/15/2026		26,500,000	25,266,557
Clarios Global LP/Clarios US Finance Co.†	8.50%		5/15/2027		51,474,000	53,473,765
Lear Corp.	4.25%		5/15/2029		17,051,000	17,285,934
Lear Corp.	5.25%		5/15/2049		19,893,000	21,416,664
Total						117,442,920

Banks 2.75%
ABN AMRO Bank NV (Netherlands)†(b)	3.324% (5 Yr. Treasury CMT + 1.90%)	#	3/13/2037		17,400,000	15,834,156
Alfa Bank AO Via Alfa Bond Issuance plc (Ireland)†(b)	5.50% (5 Yr. Treasury CMT + 4.55%)	#	10/26/2031		51,057,000	5,105,700
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(b)	6.75% (USD ICE 5 Yr. Swap rate + 5.17%)	#	–	(e)	19,074,000	20,510,940
Banco Mercantil del Norte SA (Cayman Islands)†(b)	7.625% (10 Yr. Treasury CMT + 5.35%)	#	–	(e)	20,928,000	21,066,229
Banco Nacional de Comercio Exterior SNC (Cayman Islands)†(b)	2.72% (5 Yr. Treasury CMT + 2.00%)	#	8/11/2031		18,026,000	17,169,945
Bank Hapoalim BM (Israel)†(b)	3.255% (5 Yr. Treasury CMT + 2.16%)	#	1/21/2032		21,420,000	19,813,500
Bank of Ireland Group plc (Ireland)†(b)	2.029% (1 Yr. Treasury CMT + 1.10%)	#	9/30/2027		24,345,000	22,104,966
Bank OZK	2.75% (SOFR + 2.09%)	#	10/1/2031		41,658,000	40,471,015
BankUnited, Inc.	4.875%		11/17/2025		24,313,000	25,410,741
CIT Group, Inc.	6.125%		3/9/2028		55,745,000	61,783,357
Fifth Third Bancorp	8.25%		3/1/2038		8,042,000	11,914,228
Global Bank Corp. (Panama)†(b)	5.25% (3 Mo. LIBOR + 3.30%)	#	4/16/2029		6,400,000	6,108,416
Home BancShares, Inc.	3.125% (SOFR + 1.82%)	#	1/30/2032		22,742,000	21,690,284
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%)	#	4/15/2027		20,631,000	20,631,883

10	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Banks (continued)
HSBC Holdings plc (United Kingdom)(b)	2.999% (SOFR + 1.43%)	#	3/10/2026		$59,095,000	$57,980,285
Huntington Bancshares, Inc.	5.70% (3 Mo. LIBOR + 2.88%)	#	–	(e)	26,581,000	25,658,639
ING Groep NV (Netherlands)(b)	5.75% (5 Yr. Treasury CMT + 4.34%)	#	–	(e)	21,000,000	21,133,035
Intesa Sanpaolo SpA (Italy)†(b)	4.198% (1 Yr. Treasury CMT + 2.60%)	#	6/1/2032		35,367,000	31,320,948
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%)	#	5/1/2028		24,994,000	25,091,429
Kookmin Bank (South Korea)†(b)	1.75%		5/4/2025		22,600,000	21,746,399
Macquarie Bank Ltd. (United Kingdom)†(b)	6.125% (USD 5 Yr. Swap rate + 3.70%)	#	–	(e)	27,742,000	27,668,068
Popular, Inc.	6.125%		9/14/2023		15,922,000	16,354,282
SVB Financial Group	3.125%		6/5/2030		19,534,000	18,802,671
SVB Financial Group	4.25% (5 Yr. Treasury CMT + 3.07%)	#	–	(e)	33,810,000	31,337,644
UniCredit SpA (Italy)†(b)	5.459% (5 Yr. Treasury CMT + 4.75%)	#	6/30/2035		27,053,000	25,900,776
UniCredit SpA (Italy)†(b)	5.861% (USD ICE 5 Yr. Swap rate + 3.70%)	#	6/19/2032		27,137,000	26,694,189
United Overseas Bank Ltd. (Singapore)†(b)	2.00% (5 Yr. Treasury CMT + 1.23%)	#	10/14/2031		26,650,000	24,755,501
US Bancorp	3.00%		7/30/2029		13,452,000	13,197,895
Webster Financial Corp.	4.10%		3/25/2029		27,684,000	28,285,069
Western Alliance Bancorp	3.00% (SOFR + 2.25%)	#	6/15/2031		17,415,000	16,604,177
Total						722,146,367

Beverages 0.45%
Bacardi Ltd.†	2.75%		7/15/2026		23,151,000	22,346,570
Bacardi Ltd.†	4.70%		5/15/2028		32,381,000	33,730,274
Becle SAB de CV (Mexico)†(b)	2.50%		10/14/2031		27,373,000	24,339,935
Brown-Forman Corp.	4.50%		7/15/2045		18,174,000	19,806,558
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL (Guatemala)†(b)	5.25%		4/27/2029		18,843,000	18,775,730
Total						118,999,067

See Notes to Schedule of Investments.	11

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Biotechnology 0.19%
Amgen, Inc.	4.20%	2/22/2052	$27,314,000	$28,337,825
Regeneron Pharmaceuticals, Inc.	2.80%	9/15/2050	25,350,000	20,329,897
Total				48,667,722

Building Materials 0.27%
Carrier Global Corp.	2.70%	2/15/2031	25,447,000	23,781,788
Owens Corning, Inc.	4.40%	1/30/2048	7,942,000	7,927,818
SRM Escrow Issuer LLC†	6.00%	11/1/2028	13,189,000	13,023,742
Vulcan Materials Co.	4.50%	6/15/2047	24,595,000	25,827,906
Total				70,561,254

Chemicals 1.21%
Braskem Idesa SAPI (Mexico)†(b)	6.99%	2/20/2032	40,748,000	39,985,197
CF Industries, Inc.†	4.50%	12/1/2026	23,920,000	25,004,560
Chemours Co. (The)†	5.75%	11/15/2028	21,661,000	21,070,304
EverArc Escrow Sarl (Luxembourg)†(b)	5.00%	10/30/2029	28,683,000	26,262,872
FMC Corp.	3.45%	10/1/2029	13,468,000	13,247,229
Ingevity Corp.†	3.875%	11/1/2028	24,547,000	22,231,359
NOVA Chemicals Corp. (Canada)†(b)	4.25%	5/15/2029	27,282,000	25,188,652
OCP SA (Morocco)†(b)	3.75%	6/23/2031	61,169,000	55,656,450
SCIH Salt Holdings, Inc.†	4.875%	5/1/2028	35,878,000	33,864,706
SCIH Salt Holdings, Inc.†	6.625%	5/1/2029	29,971,000	26,964,609
Sociedad Quimica y Minera de Chile SA (Chile)†(b)	3.50%	9/10/2051	32,028,000	27,700,377
Total				317,176,315

Coal 0.15%
Peabody Energy Corp.†	6.375%	3/31/2025	6,465,000	6,407,946
Warrior Met Coal, Inc.†	7.875%	12/1/2028	30,754,000	32,396,264
Total				38,804,210

Commercial Services 2.05%
Adani Ports & Special Economic Zone Ltd. (India)†(b)	3.828%	2/2/2032	27,442,000	24,576,816
Adani Ports & Special Economic Zone Ltd. (India)†(b)	4.375%	7/3/2029	35,831,000	34,474,380
Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365,000	18,990,363
Allied Universal Holdco LLC/Allied Universal Finance Corp.†	6.00%	6/1/2029	29,270,000	25,860,045
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	4.75%	4/1/2028	27,805,000	26,705,451
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.†	5.375%	3/1/2029	31,829,000	31,394,852
Block, Inc.†	3.50%	6/1/2031	28,254,000	25,899,735

12	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Commercial Services (continued)
Brink’s Co. (The)†	4.625%	10/15/2027	$27,395,000	$26,696,838
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	20,223,000	23,050,741
CoStar Group, Inc.†	2.80%	7/15/2030	17,267,000	15,806,624
Georgetown University (The)	2.943%	4/1/2050	17,968,000	14,729,475
Global Payments, Inc.	2.90%	5/15/2030	41,296,000	38,172,513
Global Payments, Inc.	4.15%	8/15/2049	20,180,000	19,560,031
Hertz Corp. (The)†	4.625%	12/1/2026	27,439,000	25,661,502
Hertz Corp. (The)†	5.00%	12/1/2029	21,211,000	19,223,423
Hertz Corp. (The)†	5.50%	10/15/2024	16,775,000	251,625
Hertz Corp. (The)†	6.00%	1/15/2028	33,436,000	2,006,160
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658,000	8,300,760
Johns Hopkins University	2.813%	1/1/2060	20,869,000	17,490,739
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(b)	5.375%	11/15/2024	30,508,000	29,971,999
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471,000	27,333,011
Triton Container International Ltd.†	2.05%	4/15/2026	31,623,000	29,526,297
Triton Container International Ltd.†	3.15%	6/15/2031	28,117,000	25,736,651
University of Miami(f)	4.063%	4/1/2052	11,845,000	11,845,000
Verisk Analytics, Inc.	3.625%	5/15/2050	15,070,000	14,235,629
Total				537,500,660

Computers 1.02%
Apple, Inc.	3.00%	6/20/2027	31,927,000	32,333,000
CA Magnum Holdings (Mauritius)†(b)	5.375%	10/31/2026	23,999,000	23,699,012
Crowdstrike Holdings, Inc.	3.00%	2/15/2029	185,638,000	170,580,902
Presidio Holdings, Inc.†	4.875%	2/1/2027	16,307,000	16,097,292
Teledyne FLIR LLC	2.50%	8/1/2030	28,076,000	25,613,444
Total				268,323,650

Cosmetics/Personal Care 0.06%
GSK Consumer Healthcare Capital US LLC†	3.625%	3/24/2032	16,154,000	16,154,909

Distribution/Wholesale 0.22%
Ferguson Finance plc (United Kingdom)†(b)	3.25%	6/2/2030	30,527,000	29,098,125
H&E Equipment Services, Inc.†	3.875%	12/15/2028	30,483,000	28,615,764
Total				57,713,889

See Notes to Schedule of Investments.	13

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Diversified Financial Services 2.15%
AG Issuer LLC†	6.25%		3/1/2028		$24,203,000	$24,236,279
Ally Financial, Inc.	8.00%		11/1/2031		34,043,000	42,780,121
Blackstone Holdings Finance Co. LLC†	2.00%		1/30/2032		31,661,000	27,632,343
Blue Owl Finance LLC†	4.125%		10/7/2051		24,438,000	19,441,359
Charles Schwab Corp. (The)	5.375% (5 Yr. Treasury CMT + 4.97%)	#	–	(e)	17,118,000	17,717,130
Coinbase Global, Inc.†	3.375%		10/1/2028		44,843,000	39,672,602
Coinbase Global, Inc.†	3.625%		10/1/2031		50,108,000	42,814,530
CPPIB Capital, Inc. (Canada)†(b)	1.52% (SOFR + 1.25%)	#	4/4/2025		162,834,000	167,431,352
Global Aircraft Leasing Co. Ltd. PIK 7.25% (Cayman Islands)†(b)	6.50%		9/15/2024		34,720,416	31,487,591
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(g)	6.054% (3 Mo. LIBOR + 5.75%)		1/15/2015		15,000,000	1,500	(h)
Nationstar Mortgage Holdings, Inc.†	5.125%		12/15/2030		12,072,000	11,189,054
Navient Corp.	4.875%		3/15/2028		19,101,000	17,590,827
Navient Corp.	6.125%		3/25/2024		24,847,000	25,323,938
Navient Corp.	6.75%		6/25/2025		33,898,000	34,870,873
Navient Corp.	6.75%		6/15/2026		22,924,000	23,410,906
PennyMac Financial Services, Inc.†	5.75%		9/15/2031		24,334,000	21,670,644
USAA Capital Corp.†	2.125%		5/1/2030		19,271,000	17,792,405
Total						565,063,454

Electric 3.37%
AES Corp. (The)	2.45%		1/15/2031		37,063,000	33,204,396
Alfa Desarrollo SpA (Chile)†(b)	4.55%		9/27/2051		33,803,619	29,390,557
Atlantic City Electric Co.	4.00%		10/15/2028		13,493,000	13,943,909
Ausgrid Finance Pty Ltd. (Australia)†(b)	4.35%		8/1/2028		13,786,000	14,080,884
Black Hills Corp.	4.35%		5/1/2033		13,491,000	13,751,337
Calpine Corp.†	3.75%		3/1/2031		27,348,000	24,527,738
Calpine Corp.†	4.625%		2/1/2029		74,984,000	69,119,126
Calpine Corp.†	5.00%		2/1/2031		56,641,000	51,639,883
Calpine Corp.†	5.125%		3/15/2028		21,059,000	20,099,026
Clearway Energy Operating LLC†	4.75%		3/15/2028		23,241,000	23,381,492
Constellation Energy Generation LLC	5.60%		6/15/2042		25,025,000	26,702,357
Constellation Energy Generation LLC	6.25%		10/1/2039		18,929,000	21,405,093
El Paso Electric Co.	5.00%		12/1/2044		20,062,000	21,806,948
Electricite de France SA (France)†(b)	3.625%		10/13/2025		16,500,000	16,550,639

14	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Electric (continued)
Electricite de France SA (France)†(b)	4.50%	9/21/2028	$14,507,000	$14,881,824
Empresa de Transmision Electrica SA (Panama)†(b)	5.125%	5/2/2049	21,680,000	21,941,027
Enel Finance International NV (Netherlands)†(b)	3.50%	4/6/2028	39,848,000	39,422,476
Entergy Arkansas LLC	4.00%	6/1/2028	18,151,000	18,692,220
Entergy Arkansas LLC	4.95%	12/15/2044	16,883,000	17,498,754
FirstEnergy Corp.	4.40%	7/15/2027	50,740,000	51,149,218
FirstEnergy Corp.	5.35%	7/15/2047	27,288,000	28,530,423
FirstEnergy Transmission LLC†	4.55%	4/1/2049	24,590,000	23,564,086
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503,000	24,829,221
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039,000	15,348,686
Monongahela Power Co.†	3.55%	5/15/2027	26,657,000	26,669,198
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654,000	46,186,993
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300,000	19,248,276
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	11,721,894	12,021,916
Pattern Energy Operations LP/Pattern Energy Operations, Inc.†	4.50%	8/15/2028	11,652,000	11,476,754
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	4.875%	7/17/2049	31,878,000	30,815,984
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia)†(b)	5.25%	10/24/2042	25,332,000	25,642,317
Puget Energy, Inc.	4.10%	6/15/2030	26,265,000	26,259,846
Union Electric Co.	2.625%	3/15/2051	30,381,000	25,269,790
Vistra Operations Co. LLC†	4.375%	5/1/2029	26,340,000	24,925,279
Total				883,977,673

Electronics 0.31%
Amphenol Corp.	2.80%	2/15/2030	31,417,000	29,823,981
Flex Ltd.	4.875%	5/12/2030	28,778,000	30,116,557
II-VI, Inc.†	5.00%	12/15/2029	21,193,000	20,746,357
Total				80,686,895

Energy - Alternate Sources 0.56%
Sweihan PV Power Co. PJSC (United Arab Emirates)†(b)	3.625%	1/31/2049	36,365,000	33,721,846
TerraForm Power Operating LLC†	4.75%	1/15/2030	23,615,000	23,081,301
TerraForm Power Operating LLC†	5.00%	1/31/2028	24,169,000	24,117,641
Topaz Solar Farms LLC†	5.75%	9/30/2039	60,312,542	66,363,700
Total				147,284,488

See Notes to Schedule of Investments.	15

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Engineering & Construction 0.35%
Aeropuerto Internacional de Tocumen SA (Panama)†(b)	5.125%	8/11/2061	$32,350,000	$29,563,371
Cellnex Finance Co. S.A. (Spain)†(b)	3.875%	7/7/2041	27,082,000	22,049,894
Fluor Corp.	4.25%	9/15/2028	40,545,000	39,938,852
Total				91,552,117

Entertainment 1.92%
Caesars Entertainment, Inc.†	8.125%	7/1/2027	62,097,000	66,618,904
Churchill Downs, Inc.†	4.75%	1/15/2028	36,420,000	35,395,870
Churchill Downs, Inc.†	5.50%	4/1/2027	36,639,000	37,115,307
Cinemark USA, Inc.†	5.25%	7/15/2028	25,403,000	23,757,648
Live Nation Entertainment, Inc.†	3.75%	1/15/2028	56,509,000	53,252,951
Magallanes, Inc.†	5.141%	3/15/2052	24,823,000	25,455,260
Magallanes, Inc.†	5.391%	3/15/2062	18,230,000	18,887,708
Merlin Entertainments Ltd. (United Kingdom)†(b)	5.75%	6/15/2026	27,129,000	26,817,152
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp†	4.875%	5/1/2029	40,616,000	37,524,716
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	9,500,000	9,813,690
Mohegan Gaming & Entertainment†	8.00%	2/1/2026	57,507,000	57,217,165
Resorts World Las Vegas LLC/RWLV Capital, Inc.†	4.625%	4/16/2029	25,600,000	23,187,215
SeaWorld Parks & Entertainment, Inc.†	5.25%	8/15/2029	28,151,000	26,906,726
WMG Acquisition Corp.†	3.00%	2/15/2031	28,911,000	25,917,844
WMG Acquisition Corp.†	3.75%	12/1/2029	38,192,000	35,979,728
Total				503,847,884

Environmental Control 0.35%
Madison IAQ LLC†	4.125%	6/30/2028	40,548,000	37,421,749
Madison IAQ LLC†	5.875%	6/30/2029	27,192,000	24,442,481
Waste Pro USA, Inc.†	5.50%	2/15/2026	31,999,000	30,276,974
Total				92,141,204

Food 1.09%
Arcor SAIC (Argentina)†(b)	6.00%	7/6/2023	3,761,000	3,737,400
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074,000	24,283,166
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(b)	5.625%	8/15/2026	14,556,000	14,400,978
Kraft Heinz Foods Co.	4.375%	6/1/2046	65,041,000	64,480,997
Kraft Heinz Foods Co.	4.875%	10/1/2049	94,132,000	99,297,964
McCormick & Co., Inc.	2.50%	4/15/2030	24,986,000	23,203,115
McCormick & Co., Inc.	4.20%	8/15/2047	13,379,000	13,948,401

16	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Food (continued)
SEG Holding LLC/SEG Finance Corp.†	5.625%	10/15/2028	$12,666,000	$12,679,933
Smithfield Foods, Inc.†	5.20%	4/1/2029	28,272,000	29,694,451
Total				285,726,405

Gas 0.17%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	18,916,000	18,753,677
Southwest Gas Corp.	4.05%	3/15/2032	26,454,000	26,413,283
Total				45,166,960

Health Care - Products 0.37%
Alcon Finance Corp.†	2.60%	5/27/2030	23,575,000	21,740,977
Boston Scientific Corp.	6.75%	11/15/2035	16,135,000	20,370,156
Edwards Lifesciences Corp.	4.30%	6/15/2028	20,927,000	21,852,014
Mozart Debt Merger Sub, Inc.†	3.875%	4/1/2029	35,514,000	32,895,730
Total				96,858,877

Health Care - Services 2.48%
Anthem, Inc.	2.25%	5/15/2030	26,990,000	24,794,508
Catalent Pharma Solutions, Inc.†	3.125%	2/15/2029	28,864,000	26,292,651
Centene Corp.	2.50%	3/1/2031	32,280,000	28,541,008
Centene Corp.	3.00%	10/15/2030	33,846,000	31,138,658
Centene Corp.	3.375%	2/15/2030	55,263,000	52,096,430
Centene Corp.	4.625%	12/15/2029	48,599,000	49,077,214
Charles River Laboratories International, Inc.†	3.75%	3/15/2029	22,666,000	21,423,677
CHS/Community Health Systems, Inc.†	4.75%	2/15/2031	45,323,000	42,893,234
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	24,836,000	25,029,595
HCA, Inc.	7.69%	6/15/2025	12,776,000	14,143,607
Kaiser Foundation Hospitals	4.15%	5/1/2047	17,628,000	18,916,046
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034,000	30,226,264
Molina Healthcare, Inc.†	3.875%	11/15/2030	31,780,000	30,572,837
Montefiore Obligated Group	5.246%	11/1/2048	18,042,000	17,937,210
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	21,163,000	20,009,730
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078,000	17,450,271
NYU Langone Hospitals	4.368%	7/1/2047	12,348,000	12,760,366
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	14,960,000	14,155,388
Rede D’or Finance Sarl (Luxembourg)†(b)	4.95%	1/17/2028	20,352,000	19,935,496
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	10,750,000	11,257,292
Seattle Children’s Hospital	2.719%	10/1/2050	18,062,000	15,039,898
Tenet Healthcare Corp.†	4.375%	1/15/2030	28,176,000	27,083,194
Tenet Healthcare Corp.†	4.875%	1/1/2026	34,784,000	35,130,449

See Notes to Schedule of Investments.	17

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Health Care - Services (continued)
Tenet Healthcare Corp.†	6.125%	10/1/2028	$36,407,000	$37,038,843
Tenet Healthcare Corp.†	6.25%	2/1/2027	27,711,000	28,478,595
Total				651,422,461

Home Builders 0.24%
NVR, Inc.	3.00%	5/15/2030	41,185,000	38,497,772
PulteGroup, Inc.	6.375%	5/15/2033	21,316,000	24,843,805
Total				63,341,577

Home Furnishings 0.12%
Leggett & Platt, Inc.	4.40%	3/15/2029	31,431,000	32,692,175

Household Products/Wares 0.08%
SC Johnson & Son, Inc.†	4.75%	10/15/2046	17,621,000	20,570,918

Housewares 0.07%
Newell Brands, Inc.	4.45%	4/1/2026	17,060,000	17,188,035

Insurance 1.14%
AIA Group Ltd. (Hong Kong)†(b)	3.20%	9/16/2040	23,891,000	21,258,688
AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030	17,824,000	17,742,992
Arch Capital Finance LLC	4.011%	12/15/2026	15,175,000	15,503,498
Assurant, Inc.	2.65%	1/15/2032	30,158,000	26,376,476
Assurant, Inc.	3.70%	2/22/2030	14,558,000	14,090,399
AXIS Specialty Finance plc (United Kingdom)(b)	5.15%	4/1/2045	21,094,000	22,918,601
Brown & Brown, Inc.	2.375%	3/15/2031	22,560,000	19,852,672
Fidelity National Financial, Inc.	4.50%	8/15/2028	26,914,000	27,578,713
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	28,610,000	28,042,176
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944,000	27,037,603
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241,000	21,466,165
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804,000	18,887,204
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705,000	14,057,230
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809,000	25,769,272
Total				300,581,689

Internet 1.96%
Alibaba Group Holding Ltd. (China)(b)	2.125%	2/9/2031	69,814,000	60,796,988
Amazon.com, Inc.	3.15%	8/22/2027	43,837,000	44,456,508
Amazon.com, Inc.	4.25%	8/22/2057	20,632,000	23,448,630

18	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Internet (continued)
Amazon.com, Inc.	4.80%	12/5/2034		$18,691,000	$21,521,586
Arches Buyer, Inc.†	4.25%	6/1/2028		23,790,000	22,221,763
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027		24,475,000	24,628,948
Meituan (China)(b)	3.05%	10/28/2030		23,948,000	19,250,726
Netflix, Inc.(c)	3.625%	5/15/2027	EUR	56,139,000	66,416,861
Netflix, Inc.	4.875%	4/15/2028		$26,959,000	28,315,038
Netflix, Inc.†	4.875%	6/15/2030		33,484,000	35,777,152
Tencent Holdings Ltd. (China)†(b)	3.595%	1/19/2028		34,479,000	33,655,029
Tencent Holdings Ltd. (China)†(b)	3.925%	1/19/2038		51,079,000	47,517,320
Uber Technologies, Inc.†	4.50%	8/15/2029		48,882,000	45,918,529
VeriSign, Inc.	2.70%	6/15/2031		15,547,000	14,095,221
Weibo Corp. (China)(b)	3.375%	7/8/2030		31,846,000	27,201,750
Total					515,222,049

Investment Companies 0.20%
Blackstone Private Credit Fund†	2.625%	12/15/2026		29,873,000	26,931,769
Temasek Financial I Ltd. (Singapore)†(b)	2.50%	10/6/2070		32,855,000	26,398,498
Total					53,330,267

Iron - Steel 0.50%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(b)	8.75%	7/15/2026		18,211,000	19,028,310
CSN Resources S.A. (Brazil)†(b)	5.875%	4/8/2032		40,878,000	39,750,994
CSN Resources SA (Brazil)†(b)	4.625%	6/10/2031		29,982,000	27,379,412
United States Steel Corp.	6.875%	3/1/2029		44,615,000	46,477,676
Total					132,636,392

Leisure Time 1.17%
Carnival Corp.†	4.00%	8/1/2028		68,824,000	64,096,135
Carnival Corp.†	5.75%	3/1/2027		31,529,000	30,110,195
Life Time, Inc.†	5.75%	1/15/2026		47,298,000	47,316,683
NCL Corp. Ltd.†	5.875%	3/15/2026		47,133,000	44,839,037
Pinnacle Bidco plc†(c)	5.50%	2/15/2025	EUR	18,919,000	21,068,527
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028		$25,345,000	22,645,758
Royal Caribbean Cruises Ltd.†	5.375%	7/15/2027		37,240,000	35,834,376
Royal Caribbean Cruises Ltd.†	5.50%	8/31/2026		18,103,000	17,618,111
Royal Caribbean Cruises Ltd.†	9.125%	6/15/2023		22,649,000	23,609,657
Total					307,138,479

See Notes to Schedule of Investments.	19

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Lodging 0.91%
Boyd Gaming Corp.	4.75%	12/1/2027		$18,833,000	$18,762,094
Genting New York LLC/GENNY Capital, Inc.†	3.30%	2/15/2026		27,980,000	26,499,452
Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030		36,017,000	36,006,195
Marriott International, Inc.	3.50%	10/15/2032		27,083,000	25,829,150
Sands China Ltd. (Macau)†(b)	3.10%	3/8/2029		33,714,000	28,825,470
Sands China Ltd. (Macau)(b)	4.375%	6/18/2030		18,424,000	16,728,808
Travel + Leisure Co.	6.00%	4/1/2027		24,188,000	25,004,345
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.25%	5/15/2027		30,025,000	29,107,436
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.†	5.50%	3/1/2025		32,800,000	32,845,920
Total					239,608,870

Machinery: Construction & Mining 0.09%
Terex Corp.†	5.00%	5/15/2029		24,472,000	23,501,318

Machinery - Diversified 0.21%
nVent Finance Sarl (Luxembourg)(b)	2.75%	11/15/2031		18,081,000	16,275,813
TK Elevator Holdco GmbH†(c)	6.625%	7/15/2028	EUR	20,111,400	21,931,417
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026		$17,989,000	17,638,028
Total					55,845,258

Media 1.44%
Cable One, Inc.†	4.00%	11/15/2030		36,617,000	33,819,827
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		39,006,000	15,163,192
FactSet Research Systems, Inc.	3.45%	3/1/2032		42,113,000	40,738,489
Gray Escrow II, Inc.†	5.375%	11/15/2031		38,090,000	36,471,175
LCPR Senior Secured Financing DAC (Ireland)†(b)	6.75%	10/15/2027		13,567,000	13,955,559
News Corp.†	3.875%	5/15/2029		29,380,000	27,808,611
Nexstar Media, Inc.†	4.75%	11/1/2028		25,397,000	24,631,281
Nexstar Media, Inc.†	5.625%	7/15/2027		23,661,000	23,979,240
Radiate Holdco LLC/Radiate Finance, Inc.†	4.50%	9/15/2026		21,378,000	20,664,082
Radiate Holdco LLC/Radiate Finance, Inc.†	6.50%	9/15/2028		22,978,000	21,771,655
UPC Broadband Finco BV (Netherlands)†(b)	4.875%	7/15/2031		54,021,000	50,794,866
Urban One, Inc.†	7.375%	2/1/2028		22,601,000	22,720,446
VZ Secured Financing BV (Netherlands)†(b)	5.00%	1/15/2032		47,758,000	44,726,561
Total					377,244,984

Metal Fabricate - Hardware 0.10%
Roller Bearing Co. of America, Inc.†	4.375%	10/15/2029		29,284,000	27,343,935

20	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Mining 1.94%
Alcoa Nederland Holding BV (Netherlands)†(b)	4.125%		3/31/2029	$32,661,000	$32,047,463
Anglo American Capital plc (United Kingdom)†(b)	3.95%		9/10/2050	18,109,000	17,016,406
Anglo American Capital plc (United Kingdom)†(b)	4.75%		3/16/2052	13,679,000	14,303,094
Anglo American Capital plc (United Kingdom)†(b)	5.625%		4/1/2030	17,340,000	19,138,277
Corp. Nacional del Cobre de Chile (Chile)†(b)	3.75%		1/15/2031	25,935,000	26,026,589
FMG Resources August 2006 Pty Ltd. (Australia)†(b)	4.375%		4/1/2031	85,126,000	80,661,993
Freeport-McMoRan, Inc.	4.125%		3/1/2028	19,839,000	19,850,507
Freeport-McMoRan, Inc.	4.25%		3/1/2030	41,315,000	41,663,492
Freeport-McMoRan, Inc.	4.375%		8/1/2028	17,287,000	17,391,846
Freeport-McMoRan, Inc.	4.625%		8/1/2030	20,241,000	20,719,700
Freeport-McMoRan, Inc.	5.25%		9/1/2029	26,700,000	28,016,844
Glencore Funding LLC†	3.875%		4/27/2051	31,806,000	29,530,665
Hecla Mining Co.	7.25%		2/15/2028	25,587,000	26,836,413
Kaiser Aluminum Corp.†	4.50%		6/1/2031	29,542,000	26,687,356
Mirabela Nickel Ltd.	1.00%		9/10/2044	185,297	18	(h)
Newmont Corp.	2.25%		10/1/2030	31,484,000	28,813,276
Novelis Corp.†	4.75%		1/30/2030	27,118,000	26,378,492
Teck Resources Ltd. (Canada)(b)	3.90%		7/15/2030	26,282,000	26,285,126
Vedanta Resources Finance II plc (United Kingdom)†(b)	8.95%		3/11/2025	28,478,000	27,732,019
Total					509,099,576

Miscellaneous Manufacturing 0.10%
Hillenbrand, Inc.	3.75%		3/1/2031	27,271,000	25,009,552

Multi-National 0.38%
Asian Development Bank (Philippines)(b)(f)	2.044% (SOFR Index + 1.00%)	#	4/6/2027	96,200,000	99,650,694

Office/Business Equipment 0.10%
CDW LLC/CDW Finance Corp.	3.569%		12/1/2031	27,258,000	25,304,283

Oil & Gas 9.66%
Antero Resources Corp.†	5.375%		3/1/2030	22,664,000	23,179,833
Apache Corp.	4.25%		1/15/2030	53,546,000	54,081,995
Apache Corp.	4.75%		4/15/2043	16,914,000	16,020,095
Apache Corp.	5.10%		9/1/2040	54,791,000	55,310,693
California Resources Corp.†	7.125%		2/1/2026	33,958,000	35,375,237
Callon Petroleum Co.	6.125%		10/1/2024	19,780,000	19,708,693
Callon Petroleum Co.	6.375%		7/1/2026	39,782,000	39,606,760

See Notes to Schedule of Investments.	21

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Callon Petroleum Co.†	8.00%	8/1/2028	$35,941,000	$37,949,563
Cenovus Energy, Inc. (Canada)(b)	2.65%	1/15/2032	28,867,000	26,194,546
Cenovus Energy, Inc. (Canada)(b)	3.75%	2/15/2052	16,297,000	14,633,654
Cenovus Energy, Inc. (Canada)(b)	5.40%	6/15/2047	50,417,000	56,978,241
Centennial Resource Production LLC†	5.375%	1/15/2026	31,260,000	30,385,502
Centennial Resource Production LLC†	6.875%	4/1/2027	59,083,000	59,497,172
Comstock Resources, Inc.†	5.875%	1/15/2030	25,400,000	25,057,100
Comstock Resources, Inc.†	6.75%	3/1/2029	21,722,000	22,436,219
Continental Resources, Inc.	4.375%	1/15/2028	24,755,000	25,134,247
Continental Resources, Inc.†	5.75%	1/15/2031	34,812,000	38,130,280
CrownRock LP/CrownRock Finance, Inc.†	5.00%	5/1/2029	22,690,000	22,738,217
Diamondback Energy, Inc.	3.50%	12/1/2029	41,408,000	41,064,784
Diamondback Energy, Inc.	4.25%	3/15/2052	27,304,000	27,055,294
Diamondback Energy, Inc.	4.40%	3/24/2051	41,161,000	41,922,279
Encino Acquisition Partners Holdings LLC†	8.50%	5/1/2028	24,502,000	25,258,989
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	32,182,000	33,304,347
EQT Corp.	6.625%	2/1/2025	28,591,000	30,234,983
Exxon Mobil Corp.	3.043%	3/1/2026	23,752,000	23,991,940
Helmerich & Payne, Inc.†	2.90%	9/29/2031	48,506,000	44,438,405
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	2/1/2029	19,006,000	19,055,416
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.00%	2/1/2031	26,585,000	26,751,156
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	21,789,000	21,934,877
Kosmos Energy Ltd.†	7.125%	4/4/2026	24,363,000	23,851,621
Kosmos Energy Ltd.†	7.75%	5/1/2027	43,684,000	43,069,803
Laredo Petroleum, Inc.†	7.75%	7/31/2029	47,641,000	47,993,543
Laredo Petroleum, Inc.	10.125%	1/15/2028	74,890,000	80,569,283
Lukoil Capital DAC (Ireland)†(b)	3.60%	10/26/2031	35,271,000	18,869,985
Lukoil Securities BV (Netherlands)†(b)	3.875%	5/6/2030	45,000,000	23,986,575
Matador Resources Co.	5.875%	9/15/2026	28,043,000	28,594,045
MC Brazil Downstream Trading Sarl (Luxembourg)†(b)	7.25%	6/30/2031	29,276,000	26,975,053
MEG Energy Corp. (Canada)†(b)	5.875%	2/1/2029	41,876,000	42,531,569
MEG Energy Corp. (Canada)†(b)	7.125%	2/1/2027	91,152,000	95,557,832
Murphy Oil Corp.	5.875%	12/1/2027	20,084,000	20,470,617
Murphy Oil Corp.	6.375%	7/15/2028	28,679,000	29,875,344
Occidental Petroleum Corp.	4.10%	2/15/2047	16,190,000	15,008,130
Occidental Petroleum Corp.	4.30%	8/15/2039	11,697,000	11,078,053
Occidental Petroleum Corp.	4.40%	8/15/2049	27,212,000	25,635,881

22	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Oil & Gas (continued)
Occidental Petroleum Corp.	6.125%	1/1/2031	$77,155,000	$86,919,351
Occidental Petroleum Corp.	6.625%	9/1/2030	20,011,000	22,987,636
Occidental Petroleum Corp.	7.50%	5/1/2031	11,056,000	13,508,387
Occidental Petroleum Corp.	8.875%	7/15/2030	15,000,000	19,255,425
OGX Austria GmbH (Brazil)†(b)(g)	8.50%	6/1/2018	20,000,000	400
OQ SAOC (Oman)†(b)	5.125%	5/6/2028	41,296,000	40,936,931
Ovintiv, Inc.	5.15%	11/15/2041	19,333,000	19,292,967
Ovintiv, Inc.	6.50%	8/15/2034	13,421,000	15,969,251
Ovintiv, Inc.	6.50%	2/1/2038	35,742,000	42,477,720
Patterson-UTI Energy, Inc.	3.95%	2/1/2028	27,618,000	25,858,056
Patterson-UTI Energy, Inc.	5.15%	11/15/2029	30,064,000	29,377,042
PDC Energy, Inc.	5.75%	5/15/2026	52,334,000	53,133,402
Pertamina Persero PT (Indonesia)†(b)	4.175%	1/21/2050	28,114,000	26,025,025
Pertamina Persero PT (Indonesia)†(b)	4.70%	7/30/2049	21,230,000	20,972,388
Petroleos Mexicanos (Mexico)(b)	6.70%	2/16/2032	56,064,000	53,319,107	(d)
Precision Drilling Corp. (Canada)†(b)	6.875%	1/15/2029	25,394,000	25,805,764
Qatar Petroleum (Qatar)†(b)	3.30%	7/12/2051	93,408,000	86,005,976
Range Resources Corp.	4.875%	5/15/2025	31,064,000	31,494,733
Range Resources Corp.	8.25%	1/15/2029	25,079,000	27,519,686
Reliance Industries Ltd. (India)†(b)	3.625%	1/12/2052	36,400,000	32,370,695
Saudi Arabian Oil Co. (Saudi Arabia)†(b)	4.375%	4/16/2049	30,522,000	31,197,879
Shell International Finance BV (Netherlands)(b)	6.375%	12/15/2038	38,912,000	51,615,847
SM Energy Co.	5.625%	6/1/2025	19,646,000	19,647,277
SM Energy Co.	6.625%	1/15/2027	75,753,000	77,747,577
SM Energy Co.	6.75%	9/15/2026	36,652,000	37,738,365
Southwestern Energy Co.	5.375%	2/1/2029	15,763,000	15,981,633
Southwestern Energy Co.	5.375%	3/15/2030	36,200,000	36,839,292
Southwestern Energy Co.	8.375%	9/15/2028	26,583,000	29,207,407
Suncor Energy, Inc. (Canada)(b)	4.00%	11/15/2047	19,391,000	19,472,192
Tengizchevroil Finance Co. International Ltd. (Kazakhstan)†(b)	3.25%	8/15/2030	44,488,000	36,297,982
Texaco Capital, Inc.	8.625%	11/15/2031	11,023,000	15,216,431
Viper Energy Partners LP†	5.375%	11/1/2027	20,779,000	21,193,125
Total				2,536,882,800

Oil & Gas Services 0.59%
Oceaneering International, Inc.	4.65%	11/15/2024	24,749,000	24,444,587
Oceaneering International, Inc.	6.00%	2/1/2028	35,959,000	35,037,731
TechnipFMC plc (United Kingdom)†(b)	6.50%	2/1/2026	20,325,000	21,099,179

See Notes to Schedule of Investments.	23

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date		Principal Amount	Fair Value
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.	6.875%		9/1/2027		$27,265,000	$27,411,822
Weatherford International Ltd.†	8.625%		4/30/2030		45,822,000	46,578,750
Total						154,572,069

Packaging & Containers 0.45%
Ball Corp.	2.875%		8/15/2030		44,249,000	39,735,602
Crown Cork & Seal Co., Inc.	7.375%		12/15/2026		20,868,000	23,576,666
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045		26,061,000	27,753,784
Sealed Air Corp.†	6.875%		7/15/2033		22,752,000	25,986,197
Total						117,052,249

Pharmaceuticals 0.51%
AbbVie, Inc.	3.20%		11/21/2029		26,942,000	26,650,496
AbbVie, Inc.	4.25%		11/21/2049		14,179,000	14,767,678
CVS Health Corp.	3.625%		4/1/2027		25,783,000	26,252,311
Owens & Minor, Inc.†	4.50%		3/31/2029		26,751,000	25,578,771
Pfizer, Inc.	2.625%		4/1/2030		26,408,000	25,669,959
Zoetis, Inc.	3.90%		8/20/2028		13,486,000	13,871,117
Total						132,790,332

Pipelines 2.38%
Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(b)	4.60%		11/2/2047		28,472,000	30,234,701
AI Candelaria Spain SA (Spain)†(b)	5.75%		6/15/2033		33,027,000	28,423,532
AI Candelaria Spain SA (Spain)†(b)	7.50%		12/15/2028		18,965,000	18,656,060
Buckeye Partners LP	6.375% (3 Mo. LIBOR + 4.02%)	#	1/22/2078		35,356,000	29,399,928
Cheniere Energy Partners LP†	3.25%		1/31/2032		29,175,000	26,575,362
Colonial Enterprises, Inc.†	3.25%		5/15/2030		27,253,000	26,761,204
CQP Holdco LP/BIP-V Chinook Holdco LLC†	5.50%		6/15/2031		41,314,000	40,642,647
DT Midstream, Inc.†(f)	4.30%		4/15/2032		27,294,000	27,399,355
Energy Transfer LP	6.50% (5 Yr. Treasury CMT + 5.69%)	#	–	(e)	25,692,000	25,314,332
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates)†(b)	3.25%		9/30/2040		52,294,000	47,407,397
Magellan Midstream Partners LP	3.95%		3/1/2050		27,299,000	25,908,596
NGPL PipeCo LLC†	3.25%		7/15/2031		23,375,000	21,858,519
NGPL PipeCo LLC†	4.875%		8/15/2027		25,138,000	26,123,103
Northern Natural Gas Co.†	4.30%		1/15/2049		20,972,000	21,289,624

24	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Pipelines (continued)
ONEOK, Inc.	4.45%	9/1/2049		$27,299,000	$26,285,389
Sabal Trail Transmission LLC†	4.246%	5/1/2028		20,166,000	20,818,735
Sabine Pass Liquefaction LLC	4.50%	5/15/2030		58,643,000	61,419,415
Transportadora de Gas Internacional SA ESP (Colombia)†(b)	5.55%	11/1/2028		24,773,000	25,641,789
Venture Global Calcasieu Pass LLC†	3.875%	8/15/2029		17,510,000	17,047,123
Venture Global Calcasieu Pass LLC†	4.125%	8/15/2031		17,510,000	17,209,003
Western Midstream Operating LP	4.55%	2/1/2030		60,400,000	60,209,438
Total					624,625,252

Real Estate 0.66%
Canary Wharf Group Investment Holdings plc†(c)	3.375%	4/23/2028	GBP	17,076,000	21,367,334
Hunt Cos., Inc.†	5.25%	4/15/2029		$71,989,000	68,720,699
Kennedy-Wilson, Inc.	4.75%	3/1/2029		18,781,000	18,144,324
Kennedy-Wilson, Inc.	4.75%	2/1/2030		29,968,000	28,555,159
Kennedy-Wilson, Inc.	5.00%	3/1/2031		36,849,000	35,442,658
Total					172,230,174

REITS 2.01%
Alexandria Real Estate Equities, Inc.	2.00%	5/18/2032		17,993,000	15,755,825
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028		14,750,000	15,091,194
Alexandria Real Estate Equities, Inc.	4.90%	12/15/2030		19,794,000	21,910,896
American Campus Communities Operating Partnership LP	2.25%	1/15/2029		22,298,000	20,408,500
American Campus Communities Operating Partnership LP	3.875%	1/30/2031		37,586,000	37,873,238
American Homes 4 Rent LP	4.90%	2/15/2029		8,559,000	9,117,633
Crown Castle International Corp.	4.15%	7/1/2050		33,779,000	33,063,381
EPR Properties	3.60%	11/15/2031		19,346,000	17,572,550
GLP Capital LP/GLP Financing II, Inc.	3.25%	1/15/2032		26,936,000	24,483,881
GLP Capital LP/GLP Financing II, Inc.	4.00%	1/15/2031		19,903,000	19,334,272
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		18,808,000	20,273,017
Goodman US Finance Four LLC†	4.50%	10/15/2037		12,258,000	12,682,334
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.†	4.75%	6/15/2029		39,887,000	37,669,682
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.†	4.625%	6/15/2025		13,662,000	13,784,480
MPT Operating Partnership LP/MPT Finance Corp.	4.625%	8/1/2029		27,257,000	27,035,946
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer†	5.875%	10/1/2028		28,793,000	28,812,867

See Notes to Schedule of Investments.	25

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
REITS (continued)
Prologis LP	4.375%	2/1/2029		$15,050,000	$16,047,329
Rayonier LP	2.75%	5/17/2031		32,382,000	29,628,851
SBA Communications Corp.	3.875%	2/15/2027		40,849,000	39,897,627
Simon Property Group LP	2.65%	2/1/2032		50,503,000	46,712,782
VICI Properties LP/VICI Note Co., Inc.†	4.625%	12/1/2029		15,506,000	15,496,231
Vornado Realty LP	3.40%	6/1/2031		23,546,000	22,186,896
Weyerhaeuser Co.	7.375%	3/15/2032		3,205,000	4,094,212
Total					528,933,624

Retail 1.36%
Costco Wholesale Corp.	1.75%	4/20/2032		27,489,000	24,385,128
Dollar Tree, Inc.	3.375%	12/1/2051		45,426,000	39,174,674
Genuine Parts Co.	2.75%	2/1/2032		18,187,000	16,712,626
Kohl’s Corp.	5.55%	7/17/2045		40,411,000	40,442,779
Macy’s Retail Holdings LLC	4.50%	12/15/2034		27,122,000	23,175,206
Macy’s Retail Holdings LLC†	5.875%	4/1/2029		25,290,000	25,260,790	(d)
Murphy Oil USA, Inc.†	3.75%	2/15/2031		28,750,000	26,294,319
Murphy Oil USA, Inc.	4.75%	9/15/2029		15,790,000	15,690,239
PetSmart, Inc./PetSmart Finance Corp.†	4.75%	2/15/2028		25,668,000	24,839,694
Sonic Automotive, Inc.†	4.625%	11/15/2029		1,277,000	1,150,903
Staples, Inc.†	7.50%	4/15/2026		27,112,000	26,358,286
Stonegate Pub Co. Financing 2019 plc(c)	8.00%	7/13/2025	GBP	17,255,000	23,084,097
Stonegate Pub Co. Financing 2019 plc(c)	8.25%	7/31/2025	GBP	31,938,000	42,846,892
Tiffany & Co.	4.90%	10/1/2044		$24,318,000	28,553,412
Total					357,969,045

Savings & Loans 0.00%
Washington Mutual Bank(g)	6.875%	6/15/2011		22,500,000	2,250	(h)

Semiconductors 0.93%
KLA Corp.	4.10%	3/15/2029		16,566,000	17,405,992
Lam Research Corp.	4.875%	3/15/2049		17,958,000	21,484,332
Micron Technology, Inc.	5.327%	2/6/2029		25,257,000	27,344,683
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(b)	3.25%	11/30/2051		16,591,000	14,070,836
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands)†(b)	3.40%	5/1/2030		16,808,000	16,316,284
ON Semiconductor Corp.†	3.875%	9/1/2028		29,897,000	28,584,970
SK Hynix, Inc. (South Korea)†(b)	2.375%	1/19/2031		23,537,000	20,540,098
TSMC Arizona Corp.	3.25%	10/25/2051		109,734,000	99,745,326
Total					245,492,521

26	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
Software 1.96%
Autodesk, Inc.	3.50%	6/15/2027	$27,008,000	$27,193,409
Intuit, Inc.	1.65%	7/15/2030	18,048,000	15,946,120
Minerva Merger Sub, Inc.†	6.50%	2/15/2030	27,338,000	26,555,586
MSCI, Inc.†	3.25%	8/15/2033	31,489,000	28,369,621
MSCI, Inc.†	3.875%	2/15/2031	66,798,000	63,471,460
MSCI, Inc.†	4.00%	11/15/2029	34,026,000	33,108,319
Oracle Corp.	4.50%	7/8/2044	27,266,000	25,883,017
PTC, Inc.†	4.00%	2/15/2028	22,263,000	21,736,035
ROBLOX Corp.†	3.875%	5/1/2030	65,731,000	61,564,969
Roper Technologies, Inc.	1.75%	2/15/2031	30,818,000	26,663,267
ServiceNow, Inc.	1.40%	9/1/2030	33,835,000	28,794,928
Twilio, Inc.	3.625%	3/15/2029	74,504,000	70,319,483
Twilio, Inc.	3.875%	3/15/2031	31,824,000	29,632,198
Veritas US, Inc./Veritas Bermuda Ltd.†	7.50%	9/1/2025	14,785,000	14,044,271
Workday, Inc.	3.80%	4/1/2032	41,702,000	41,674,169
Total				514,956,852

Telecommunications 2.09%
Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(b)	6.75%	10/1/2026	29,167,000	29,712,277
CT Trust (Guatemala)†(b)	5.125%	2/3/2032	14,502,000	14,508,381
Frontier Communications Holdings LLC†	5.00%	5/1/2028	53,445,000	51,372,670
Frontier Communications Holdings LLC†	5.875%	10/15/2027	26,606,000	26,460,731
Frontier Communications Holdings LLC†	6.75%	5/1/2029	14,136,000	13,590,068
Hughes Satellite Systems Corp.	5.25%	8/1/2026	21,000,000	21,403,935
Motorola Solutions, Inc.	4.60%	5/23/2029	17,963,000	18,703,400
Sprint Capital Corp.	6.875%	11/15/2028	108,783,000	126,243,759
Switch Ltd.†	3.75%	9/15/2028	18,979,000	18,438,858
T-Mobile USA, Inc.	3.375%	4/15/2029	30,845,000	29,379,862
T-Mobile USA, Inc.	3.875%	4/15/2030	16,027,000	16,111,337
T-Mobile USA, Inc.	4.50%	4/15/2050	11,073,000	11,241,733
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.25%	1/31/2031	60,933,000	55,809,144
Vmed O2 UK Financing I plc (United Kingdom)†(b)	4.75%	7/15/2031	42,074,000	39,717,646
Windstream Escrow LLC/Windstream Escrow Finance Corp.†	7.75%	8/15/2028	19,090,000	19,465,596
Xiaomi Best Time International Ltd. (Hong Kong)†(b)	4.10%	7/14/2051	67,907,000	56,506,728
Total				548,666,125

See Notes to Schedule of Investments.	27

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Toys/Games/Hobbies 0.33%
Hasbro, Inc.	3.90%	11/19/2029	$35,799,000		$35,966,761
Hasbro, Inc.	5.10%	5/15/2044	24,241,000		26,150,273
Mattel, Inc.†	5.875%	12/15/2027	24,502,000		25,672,216
Total					87,789,250

Transportation 0.23%
Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	13,240,000		14,771,048
Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	17,006,000		18,644,868
FedEx Corp. 2020-1 Class AA Pass Through Trust	1.875%	8/20/2035	29,061,719		26,560,873
Total					59,976,789
Total Corporate Bonds (cost $16,340,488,565)					15,694,451,845

FLOATING RATE LOANS(i) 7.11%

Aerospace/Defense 0.09%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(b)	8.50% (3 Mo. LIBOR + 6.50%)	3/6/2024	8,102,769		8,082,512
Alloy Finco Limited USD Holdco PIK Term Loan 13.50% (Jersey)(b)	0.50% (3 Mo. LIBOR + 0.50%)	3/6/2025	14,532,870		14,890,088
Total					22,972,600

Auto Parts & Equipment 0.09%
Truck Hero, Inc. 2021 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)	1/31/2028	23,572,895		22,902,600

Automakers 0.10%
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	6.988% (3 Mo. LIBOR + 6.75%)	4/10/2026	26,707,370		26,690,677	(j)

Banking 0.08%
Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan	3.457% (1 Mo. LIBOR + 3.00%)	6/15/2025	–	(k)	–	(l)
Walker & Dunlop, Inc. 2021 Term Loan	2.331% (3 Mo. SOFR + 2.25%)	12/16/2028	20,301,108		20,224,979
Total					20,224,979

28	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount			Fair Value
Building & Construction 0.16%
Centuri Group, Inc Term Loan B	3.00% (3 Mo. LIBOR + 2.50%)		8/27/2028		$22,603,927		$22,290,297
USIC Holdings, Inc. 2021 Term Loan	4.25% (1 Mo. LIBOR + 3.50%)		5/12/2028		19,606,166		19,443,337
Total							41,733,634

Building Materials 0.32%
ACProducts, Inc. 2021 Term Loan B	4.75% (6 Mo. LIBOR + 4.25%)		5/17/2028		34,230,317		31,130,420
Quikrete Holdings, Inc. 2021 Term Loan B1	–	(m)	6/11/2028		20,802,578		20,465,992
Solis IV BV USD Term Loan B1 (Netherlands)(b)	4.00% (3 Mo. SOFR + 3.50%)		2/26/2029		31,737,792		31,152,706
Total							82,749,118

Cable & Satellite Television 0.27%
Intelsat Jackson Holdings S.A. 2021 Exit Term Loan B (Luxembourg)(b)	4.92% (6 Mo. SOFR + 4.25%)		2/1/2029		73,027,949		71,961,011

Chemicals 0.30%
LSF11 A5 Holdco LLC Term Loan	4.00% (1 Mo. SOFR + 3.50%)		10/15/2028		23,082,803		22,797,153
Messer Industries GmbH 2018 USD Term Loan	3.506% (3 Mo. LIBOR + 2.50%)		3/2/2026		28,488,715		28,164,229
PMHC II, Inc. 2022 Term Loan B	–	(m)	2/1/2029		27,823,391		26,617,665
Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(b)	4.006% (3 Mo. LIBOR + 3.00%)		10/1/2025		–	(k)	–	(l)
Total							77,579,047

Discount Stores 0.04%
Claire’s Stores, Inc. 2019 Term Loan B	6.957% (1 Mo. LIBOR + 6.50%)		12/18/2026		11,528,132		11,321,605

Diversified Capital Goods 0.11%
CeramTec AcquiCo GmbH 2022 EUR Term Loan B(c)	–	(m)	1/19/2029	EUR	25,074,401		27,535,504

See Notes to Schedule of Investments.	29

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Electric: Generation 0.40%
Astoria Energy LLC 2020 Term Loan B	4.506% (3 Mo. LIBOR + 3.50%)		12/10/2027	$75,585,709	$74,723,654
EFS Cogen Holdings I LLC 2020 Term Loan B	4.51% (3 Mo. LIBOR + 3.50%)		10/1/2027	28,925,122	28,242,633
Frontera Generation Holdings LLC 2021 2nd Lien Term Loan	2.506% (3 Mo. LIBOR + 1.50%)		7/28/2028	1,716,482	918,318
Frontera Generation Holdings LLC 2021 Term Loan	14.006% (3 Mo. LIBOR + 13.00%)		7/28/2026	1,777,519	1,848,619
Total					105,733,224

Electric: Integrated 0.10%
Helix Gen Funding, LLC Term Loan B	4.75% (1 Mo. LIBOR + 3.75%)		6/3/2024	26,096,683	25,499,330

Electronics 0.10%
Altar Bidco, Inc. 2021 Term Loan	–	(m)	2/1/2029	27,307,517	26,996,075

Gaming 0.10%
Scientific Games Holdings LP 2022 USD Term Loan B	–	(m)	2/4/2029	26,569,402	26,365,349

Gas Distribution 0.50%
Brazos Delaware II, LLC Term Loan B	4.449% (1 Mo. LIBOR + 4.00%)		5/21/2025	27,303,743	27,010,228
CQP Holdco LP 2021 Term Loan B	4.756% (3 Mo. LIBOR + 3.75%)		6/5/2028	36,021,921	35,895,304
Lucid Energy Group II Borrower, LLC 2021 Term Loan	5.00% (1 Mo. LIBOR + 4.25%)		11/24/2028	45,020,462	44,706,444
Oryx Midstream Services Permian Basin LLC Term Loan B	3.75% (3 Mo. LIBOR + 3.25%)		10/5/2028	24,121,528	23,957,622
Total					131,569,598

Health Facilities 0.53%
Da Vinci Purchaser Corp. 2019 Term Loan	5.006% (3 Mo. LIBOR + 4.00%)		1/8/2027	18,676,128	18,637,188
Electron BidCo Inc. 2021 Term Loan	4.256% (3 Mo. LIBOR + 3.25%)		11/1/2028	27,700,815	27,436,826
EyeCare Partners, LLC 2020 Term Loan	4.756% (3 Mo. LIBOR + 3.75%)		2/18/2027	26,366,763	26,074,355

30	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Health Facilities (continued)
Global Medical Response, Inc. 2020 Term Loan B	5.25% (3 Mo. LIBOR + 4.25%)		10/2/2025	$26,717,344	$26,579,616
Heartland Dental, LLC 2018 1st Lien Term Loan	3.957% (1 Mo. LIBOR + 3.50%)		4/30/2025	40,870,048	40,461,347
Total					139,189,332

Health Services 0.16%
National Mentor Holdings, Inc. 2021 Term Loan	4.50% – 4.76% (1 Mo. LIBOR + 3.75%) (3 Mo. LIBOR + 3.75%)		3/2/2028	41,232,175	40,000,776
National Mentor Holdings, Inc. 2021 Term Loan C	4.76% (3 Mo. LIBOR + 3.75%)		3/2/2028	1,272,690	1,234,681
Total					41,235,457

Investments & Miscellaneous Financial Services 0.25%
HighTower Holdings LLC 2021 Term Loan B	4.75% (3 Mo. LIBOR + 4.00%)		4/21/2028	38,736,549	38,446,025
Hudson River Trading LLC 2021 Term Loan	3.144% (1 Mo. SOFR + 3.00%)		3/20/2028	27,307,754	26,935,139
Total					65,381,164

Machinery 0.27%
II-VI Incorporated 2021 Term Loan B	–	(m)	12/1/2028	27,313,890	27,177,321
SPX Flow, Inc. 2022 Term Loan	–	(m)	3/16/2029	22,095,774	21,552,549
Vertical US Newco Inc Term Loan B	4.019% (6 Mo. LIBOR + 3.50%)		7/30/2027	22,353,648	22,186,108
Total					70,915,978

Managed Care 0.07%
Bella Holding Company, LLC 2021 Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		5/10/2028	18,685,116	18,568,334

Media: Content 0.15%
Nexstar Broadcasting, Inc. 2018 Term Loan B3	2.707% (1 Mo. LIBOR + 2.25%)		1/17/2024	11,498,443	11,464,580
Univision Communications Inc. 2022 Term Loan B	4.00% (1 Mo. LIBOR + 3.25%)		1/31/2029	28,367,655	28,131,211
Total					39,595,791

See Notes to Schedule of Investments.	31

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Medical Products 0.05%
MedAssets Software Intermediate Holdings, Inc. 2021 Term Loan	4.50% (3 Mo. LIBOR + 4.00%)		12/18/2028	$14,184,596	$14,064,878

Metal Fabricating 0.08%
Tank Holding Corp. 2022 Term Loan	–	(m)	3/31/2028	22,267,001	21,988,664

Metals/Mining (Excluding Steel) 0.14%
Alpha Metallurgical Resources, Inc. 2019 Term Loan	10.00% (3 Mo. LIBOR + 8.00%)		6/14/2024	17,096,211	17,131,856
Peabody Energy Corporation 2018 Term Loan	–	(m)	3/31/2025	21,402,514	20,342,127
Total					37,473,983

Personal & Household Products 0.21%
AI Aqua Merger Sub, Inc. 2022 Delayed Draw Term loan	–	(m)	7/31/2028	5,308,272	5,260,179
AI Aqua Merger Sub, Inc. 2022 Term Loan B	–	(m)	7/31/2028	23,356,397	23,144,788
FGI Operating Company, LLC Exit Term Loan	11.006% (3 Mo. LIBOR + 10.00%)		5/16/2022	835,137	104,810	(n)
Revlon Consumer Products Corporation 2020 Additional Term Loan B2	4.25% (3 Mo. LIBOR + 3.50%)		6/30/2025	198	137
Springs Windows Fashions, LLC 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		10/6/2028	27,069,417	26,279,802
Total					54,789,716

Rail 0.11%
Genesee & Wyoming Inc. (New) Term Loan	3.006% (3 Mo. LIBOR + 2.00%)		12/30/2026	29,924,670	29,639,488

Real Estate Investment Trusts 0.10%
Washington Prime Group, L.P. 2021 Take-back Exit Term Loan	5.75% (1 Mo. LIBOR + 5.00%)		6/11/2025	25,516,416	25,702,558

Recreation & Travel 0.36%
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(b)	3.50% (1 Mo. LIBOR + 2.50%)		2/1/2024	28,053,316	28,000,856
Motion Finco Sarl Delayed Draw Term Loan B2 (Luxembourg)(b)	4.256% (3 Mo. LIBOR + 3.25%)		11/12/2026	2,461,997	2,424,723

32	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
Recreation & Travel (continued)
Motion Finco Sarl USD Term Loan B1 (Luxembourg)(b)	4.256% (3 Mo. LIBOR + 3.25%)		11/12/2026	$18,630,456		$18,348,391
NASCAR Holdings, Inc Term Loan B	2.957% (1 Mo. LIBOR + 2.50%)		10/19/2026	44,970,448		44,664,199
Total						93,438,169

Software/Services 0.86%
Magenta Buyer LLC 2021 USD 1st Lien Term Loan	5.75% (3 Mo. LIBOR + 5.00%)		7/27/2028	39,574,852		39,337,403
McAfee, LLC 2022 USD Term Loan B	4.50% (3 Mo. SOFR + 4.00%)		3/1/2029	33,180,114		32,993,476
Peraton Corp. Term Loan B	4.50% (1 Mo. LIBOR + 3.75%)		2/1/2028	24,572,327		24,449,466
Polaris Newco LLC USD Term Loan B	4.50% (1 Mo. LIBOR + 4.00%)		6/2/2028	31,795,373		31,608,575
Quest Software US Holdings Inc. 2022 Term Loan	4.75% (3 Mo. SOFR + 4.25%)		2/1/2029	27,377,170		27,007,167
RealPage, Inc 1st Lien Term Loan	3.75% (1 Mo. LIBOR + 3.25%)		4/24/2028	24,959,153		24,709,562
Tibco Software Inc. 2020 Term Loan B3	4.21% (1 Mo. LIBOR + 3.75%)		6/30/2026	30,682,026		30,566,969
Ultimate Software Group Inc (The) Term Loan B	4.756% (3 Mo. LIBOR + 3.75%)		5/4/2026	15,855,450		15,815,811
WEX Inc. 2021 Term Loan	2.707% (1 Mo. LIBOR + 2.25%)		3/31/2028	4,561		4,513
Total						226,492,942

Specialty Retail 0.10%
Birkenstock GmbH & Co. KG USD Term Loan B (Germany)(b)	3.75% (6 Mo. LIBOR + 3.25%)		4/28/2028	–	(k)	–	(l)
Mavis Tire Express Services Corp. 2021 Term Loan B	4.75% (1 Mo. LIBOR + 4.00%)		5/4/2028	–	(k)	–	(l)
Petco Health and Wellness Company, Inc. 2021 Term Loan B	–	(m)	3/3/2028	–	(k)	–	(l)

See Notes to Schedule of Investments.	33

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount			Fair Value
Specialty Retail (continued)
Winterfell Financing Sarl EUR Term Loan B(c)	2.925% (3 Mo. EURIBOR + 2.93%)		5/4/2028	EUR	25,362,023		$27,241,263
Total							27,241,263

Support: Services 0.64%
Amentum Government Services Holdings LLC 2022 Term Loan	4.50% – 4.78% (3 Mo. SOFR + 4.00%)		2/15/2029		$13,875,336		13,788,615
Avis Budget Car Rental, LLC 2020 Term Loan B	2.21% (1 Mo. LIBOR + 1.75%)		8/6/2027		48,300,493		47,334,483
Brown Group Holding, LLC Term Loan B	3.506% (3 Mo. LIBOR + 2.50%)		6/7/2028		26,263,361		25,962,383
CoreLogic, Inc. Term Loan	4.00% (1 Mo. LIBOR + 3.50%)		6/2/2028		27,286,664		27,030,988
Pike Corporation 2021 Incremental Term Loan B	3.21% (1 Mo. LIBOR + 3.00%)		1/21/2028		41,540,278		41,265,281
Verscend Holding Corp. 2021 Term Loan B	4.457% (1 Mo. LIBOR + 4.00%)		8/27/2025		13,648,804		13,631,743
Total							169,013,493

Technology Hardware & Equipment 0.20%
Atlas CC Acquisition Corp Term Loan B	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028		24,148,060		24,083,947
Atlas CC Acquisition Corp Term Loan C	5.00% (3 Mo. LIBOR + 4.25%)		5/25/2028		4,911,470		4,898,430
Delta TopCo, Inc. 2020 Term Loan B	4.50% (3 Mo. LIBOR + 3.75%)		12/1/2027		23,956,940		23,619,027
Total							52,601,404

Theaters & Entertainment 0.07%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	3.352% (1 Mo. LIBOR + 3.00%)		4/22/2026		–	(k)	–	(l)
Vue International Bidco p.l.c. 2019 EUR Term Loan B(c)	–	(m)	7/3/2026	EUR	18,451,184		17,753,005
Total							17,753,005
Total Floating Rate Loans (cost $1,878,363,325)							1,866,919,970

34	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 3.55%

Angola 0.35%
Angolan Government International Bond†(b)	9.125%		11/26/2049		$50,679,000	$49,480,441
Angolan Government International Bond†(b)	9.375%		5/8/2048		42,637,000	42,044,346
Total						91,524,787

Australia 0.10%
Australia Government Bond(c)	4.25%		4/21/2026	AUD	33,642,000	26,846,804

Bermuda 0.09%
Bermuda Government International Bond†	2.375%		8/20/2030		$14,545,000	13,381,400
Bermuda Government International Bond†	3.375%		8/20/2050		12,887,000	11,376,644
Total						24,758,044

Colombia 0.27%
Colombia Government International Bond(b)	5.20%		5/15/2049		81,802,000	70,024,148

Costa Rica 0.26%
Costa Rica Government International Bond†(b)	7.158%		3/12/2045		67,970,000	67,715,792

Dominican Republic 0.08%
Dominican Republic International Bond†(b)	6.00%		2/22/2033		22,540,000	22,083,790

Ecuador 0.31%
Ecuador Government International Bond†(b)	5.00%		7/31/2030		95,936,332	80,587,478

El Salvador 0.14%
El Salvador Government International Bond†(b)	7.65%		6/15/2035		29,967,000	14,252,305
El Salvador Government International Bond†(b)	8.25%		4/10/2032		42,714,000	21,464,212
Total						35,716,517

Gabon 0.14%
Gabon Government International Bond†(b)	7.00%		11/24/2031		37,742,000	36,358,378

Kenya 0.35%
Kenya Government International Bond†(b)	7.25%		2/28/2028		40,576,000	39,229,283
Kenya Government International Bond†(b)	8.25%		2/28/2048		60,253,000	53,782,129
Total						93,011,412

Mongolia 0.12%
Development Bank of Mongolia LLC†(b)	7.25%		10/23/2023		31,219,000	31,567,868

Norway 0.77%
Kommunalbanken AS†(b)	1.256% (SOFR + 1.00%)	#	6/17/2026		196,066,000	202,426,924

See Notes to Schedule of Investments.	35

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount		Fair Value
Oman 0.12%
Oman Sovereign Sukuk Co.†(b)	4.875%	6/15/2030		$29,809,000	$31,155,562

Senegal 0.14%
Senegal Government International Bond†(c)	5.375%	6/8/2037	EUR	38,396,000	36,169,219

South Africa 0.19%
South Africa Government International Bond(b)	5.75%	9/30/2049		$58,387,000	51,162,193

Sri Lanka 0.12%
Sri Lanka Government International Bond†(b)(o)	5.875%	7/25/2022		45,243,000	30,765,240
Total Foreign Government Obligations (cost $1,003,846,806)					931,874,156

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.00%
Fannie Mae or Freddie Mac(p)	3.50%	TBA		262,300,000	261,969,127
Ginnie Mae(p)	3.50%	TBA		260,950,000	261,683,922
Total Government Sponsored Enterprises Pass-Throughs (cost $519,403,586)					523,653,049

MUNICIPAL BONDS 2.32%

Air Transportation 0.12%
County of Miami-Dade FL Aviation Revenue	3.982%	10/1/2041		13,915,000	14,027,835
County of Miami-Dade FL Aviation Revenue	4.28%	10/1/2041		18,040,000	18,568,659
Total					32,596,494

Education 0.43%
California State University	3.899%	11/1/2047		33,030,000	33,999,133
Ohio University	5.59%	12/1/2114		11,104,000	12,692,629
Permanent University Fund - Texas A&M University S	3.66%	7/1/2047		36,015,000	38,102,926
Regents of the University of California Medical Ce	3.006%	5/15/2050		12,835,000	11,252,287
Regents of the University of California Medical Ce	6.548%	5/15/2048		12,463,000	17,130,748
Total					113,177,723

General Obligation 0.64%
Chicago Transit Authority Sales & Transfer Tax Rec	6.899%	12/1/2040		11,826,000	15,215,317
City & County of Honolulu HI	5.418%	12/1/2027		6,620,000	7,460,442
Commonwealth of Pennsylvania	5.45%	2/15/2030		12,190,000	13,850,579
District of Columbia	5.591%	12/1/2034		14,130,000	16,680,862
Los Angeles Unified School District/CA	5.75%	7/1/2034		12,497,000	14,819,100
State of California	7.55%	4/1/2039		15,015,000	22,289,388

36	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
General Obligation (continued)
State of Illinois	5.10%	6/1/2033	$62,845,000	$66,871,404
University of North Carolina at Chapel Hill	3.847%	12/1/2034	9,595,000	10,171,332
Total				167,358,424

Lease Obligation 0.03%
State of Wisconsin	3.294%	5/1/2037	7,145,000	7,041,519

Miscellaneous 0.35%
County of Miami-Dade FL	2.786%	10/1/2037	9,690,000	8,644,904
Dallas Convention Center Hotel Development Corp	7.088%	1/1/2042	17,795,000	23,104,893
New York City Industrial Development Agency†	11.00%	3/1/2029	16,963,000	21,504,209
Pasadena Public Financing Authority	7.148%	3/1/2043	26,795,000	38,477,733
Total				91,731,739

Revenue – Utilities – Other 0.06%
City of San Antonio TX Electric & Gas Systems Reve	5.718%	2/1/2041	13,240,000	16,279,688

Tax Revenue 0.28%
Dallas Area Rapid Transit	2.613%	12/1/2048	22,730,000	18,774,080
Massachusetts School Building Authority	5.715%	8/15/2039	20,055,000	24,968,463
Memphis-Shelby County Industrial Development Board(g)	7.00%	7/1/2045	22,085,000	17,787,703	(d)
New York State Dormitory Authority	3.19%	2/15/2043	5,345,000	5,036,492
Regional Transportation District Sales Tax Revenue	2.387%	11/1/2037	8,125,000	6,895,418
Total				73,462,156

Taxable Revenue – Water & Sewer 0.04%
City & County Honolulu HI Wastewater System Revenu	1.623%	7/1/2031	6,635,000	5,743,465
City & County Honolulu HI Wastewater System Revenu	2.574%	7/1/2041	4,520,000	3,753,104
Total				9,496,569

Transportation 0.23%
Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	10,790,000	10,791,967
Metropolitan Transportation Authority	5.175%	11/15/2049	18,010,000	20,700,986
Metropolitan Transportation Authority	6.668%	11/15/2039	9,045,000	11,419,981
New Jersey Transportation Trust Fund Authority	4.131%	6/15/2042	18,845,000	18,713,396
Total				61,626,330

See Notes to Schedule of Investments.	37

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
Transportation: Infrastructure/Services 0.14%
Chicago Transit Authority Sales Tax Receipts Fund	6.20%		12/1/2040	$12,385,000	$15,353,134
Port of Seattle WA	3.571%		5/1/2032	7,305,000	7,377,150
Port of Seattle WA	3.755%		5/1/2036	13,905,000	14,050,788
Total					36,781,072
Total Municipal Bonds (cost $618,866,440)					609,551,714

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 6.20%
Angel Oak Mortgage Trust 2020-1 A1†	2.466%	#(q)	12/25/2059	2,688,530	2,685,685
Atrium Hotel Portfolio Trust 2018-ATRM A†	1.347% (1 Mo. LIBOR + .95%)	#	6/15/2035	35,420,000	34,950,890
BBCMS Mortgage Trust 2019-BWAY A†	1.353% (1 Mo. LIBOR + .96%)	#	11/15/2034	25,000,000	24,807,445
Benchmark Mortgage Trust 2019-B12 WMA†	4.246%	#(q)	8/15/2052	35,544,000	33,300,107
BHMS 2018-ATLS A†	1.647% (1 Mo. LIBOR + 1.25%)	#	7/15/2035	61,190,000	60,636,634
BX 2021-MFM1 B†	1.347% (1 Mo. LIBOR + .95%)	#	1/15/2034	7,100,000	6,894,867
BX 2021-MFM1 C†	1.597% (1 Mo. LIBOR + 1.20%)	#	1/15/2034	4,250,000	4,118,882
BX Commercial Mortgage Trust 2020-VIV4 A†	2.843%		3/9/2044	14,171,000	13,289,066
BX Commercial Mortgage Trust 2021-VOLT A†	1.097% (1 Mo. LIBOR + .70%)	#	9/15/2036	53,040,000	51,746,726
BX Trust 2021-ARIA F†	2.991% (1 Mo. LIBOR + 2.59%)	#	10/15/2036	107,730,000	105,026,774
CF Trust 2019-BOSS A1	3.647% (1 Mo. LIBOR + 3.25%)	#	12/15/2024	18,200,000	16,773,830
Citigroup Commercial Mortgage Trust 2016-GC36 C	4.75%	#(q)	2/10/2049	8,580,000	8,320,695
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(q)	4/15/2049	9,991,000	7,768,627
COMM Mortgage Trust 2014-UBS5 AM	4.193%	#(q)	9/10/2047	17,906,000	17,994,022
COMM Mortgage Trust 2020-SBX C†	2.056%	#(q)	1/10/2038	5,900,000	5,409,678
COMM Mortgage Trust 2020-SBX D†	2.321%	#(q)	1/10/2038	8,000,000	7,303,999
Connecticut Avenue Securities
Trust 2021-R01 1B1†	3.199% (1 Mo. SOFR + 3.10%)	#	10/25/2041	41,314,000	38,145,134
Connecticut Avenue Securities Trust 2021-R03 1B1†	2.849% (1 Mo. SOFR + 2.75%)	#	12/25/2041	29,380,000	26,697,139

38	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Connecticut Avenue Securities Trust 2022-R01 1B1†	3.249% (1 Mo. SOFR + 3.15%)	#	12/25/2041	$32,960,000	$30,686,544
Connecticut Avenue Securities Trust 2022-R01 1B2†	6.099% (1 Mo. SOFR + 6.00%)	#	12/25/2041	44,210,000	39,555,116
Credit Suisse Mortgage Capital Certificates 2019-ICE4 C†	1.827% (1 Mo. LIBOR + 1.43%)	#	5/15/2036	52,000,000	51,514,694
Credit Suisse Mortgage Capital Certificates 2019-ICE4 D†	1.997% (1 Mo. LIBOR + 1.60%)	#	5/15/2036	14,076,000	13,932,370
Credit Suisse Mortgage Capital Certificates 2021-BRIT A†	3.856% (1 Mo. LIBOR + 3.46%)	#	5/15/2023	86,900,000	83,800,129
CS Master Trust 2021-AHP A†	4.449% (1 Mo. LIBOR + 3.95%)	#	4/15/2025	34,200,000	33,751,848	(d)
CS Master Trust 2021-BLUF A†	4.574% (1 Mo. LIBOR + 4.18%)	#	4/15/2023	19,500,000	19,436,177
CSMC 2021-BHAR D†	3.147% (1 Mo. LIBOR + 2.75%)	#	11/15/2038	8,825,500	8,842,048
CSMC 2021-BHAR E†	3.897% (1 Mo. LIBOR + 3.50%)	#	11/15/2038	12,919,500	12,943,724
CSMC 2021-BHAR F†	4.647% (1 Mo. LIBOR + 4.25%)	#	11/15/2038	10,222,500	10,241,667
CSMC 2021-BPNY A†	4.111% (1 Mo. LIBOR + 3.71%)	#	8/15/2023	47,580,000	47,379,055
CSMC Trust 2020-AFC1 A1†	2.24%	#(q)	2/25/2050	7,872,151	7,669,131
DCP Rights LLC	3.285%		1/15/2024	82,590,000	82,708,930	(d)
Fannie Mae Connecticut Avenue Securities 2021-R02 2B1†	3.399% (1 Mo. SOFR + 3.30%)	#	11/25/2041	11,740,000	10,928,112
Fontainebleau Miami Beach Trust 2019-FBLU A†	3.144%		12/10/2036	13,540,000	13,304,254
Fontainebleau Miami Beach Trust 2019-FBLU B†	3.447%		12/10/2036	13,500,000	13,188,524
Freddie Mac STACR REMIC Trust 2021-DNA6 B1†	3.499% (1 Mo. SOFR + 3.40%)	#	10/25/2041	66,590,000	61,663,319
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1†	3.749% (1 Mo. SOFR + 3.65%)	#	11/25/2041	48,390,000	45,973,234

See Notes to Schedule of Investments.	39

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	$1,652,105	$1,634,825
Great Wolf Trust 2019-WOLF A†	1.431% (1 Mo. LIBOR + 1.03%)	#	12/15/2036	53,981,000	53,324,640
Great Wolf Trust 2019-WOLF D†	2.33% (1 Mo. LIBOR + 1.93%)	#	12/15/2036	50,508,000	49,328,790
GS Mortgage Securities Corp. II 2021-ARDN C†	2.447% (1 Mo. LIBOR + 2.05%)	#	11/15/2036	15,930,000	15,959,869
GS Mortgage Securities Corp. II 2021-ARDN D†	3.147% (1 Mo. LIBOR + 2.75%)	#	11/15/2036	27,860,000	27,912,238
GS Mortgage Securities Corp. Trust 2021-RENT E†	3.199% (1 Mo. LIBOR + 2.75%)	#	11/21/2035	11,448,383	11,319,265
GS Mortgage Securities Corp. Trust 2021-RENT F†	4.099% (1 Mo. LIBOR + 3.65%)	#	11/21/2035	8,412,835	8,299,774
GS Mortgage Securities Corp. Trust 2021-RENT G†	6.149% (1 Mo. LIBOR + 5.70%)	#	11/21/2035	593,847	595,121
GS Mortgage Securities Corp. Trust 2021-RSMZ MZ†	9.897% (1 Mo. LIBOR + 9.50%)	#	6/15/2026	70,375,000	70,304,013
Hilton Orlando Trust 2018-ORL A†	1.317% (1 Mo. LIBOR + .92%)	#	12/15/2034	9,443,000	9,333,066
HPLY Trust 2019-HIT A†	1.397% (1 Mo. LIBOR + 1.00%)	#	11/15/2036	16,636,742	16,402,089
JPMCC Commercial Mortgage Securities Trust 2017-JP5 C	3.845%	#(q)	3/15/2050	11,612,000	11,055,761
JPMorgan Chase Commercial Mortgage Securities Trust 2017-MARK A†	3.392%		6/5/2032	18,000,000	17,996,636
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE A†	3.287%		1/10/2037	10,530,000	10,268,404
JPMorgan Chase Commercial Mortgage Securities Trust 2020-ACE B†	3.64%		1/10/2037	8,690,000	8,378,435
JPMorgan Chase Commercial Mortgage Securities Trust 2021-BOLT D†	7.097% (1 Mo. LIBOR + 6.70%)	#	8/15/2033	42,015,000	42,067,099
KIND Trust 2021-KIND E†	3.647% (1 Mo. LIBOR + 3.25%)	#	8/15/2038	47,580,000	46,423,592

40	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate		Maturity Date	Principal Amount	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
KKR Industrial Portfolio Trust 2021-KDIP D†	1.647% (1 Mo. LIBOR + 1.25%)	#	12/15/2037	$4,597,500	$4,489,636
KKR Industrial Portfolio Trust 2021-KDIP E†	1.947% (1 Mo. LIBOR + 1.55%)	#	12/15/2037	7,432,500	7,251,059
KKR Industrial Portfolio Trust 2021-KDIP F†	2.447% (1 Mo. LIBOR + 2.05%)	#	12/15/2037	8,148,000	7,901,723
Life Mortgage Trust 2021-BMR E†	2.147% (1 Mo. LIBOR + 1.75%)	#	3/15/2038	22,510,016	21,690,769
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464%	#(q)	1/26/2060	2,511,955	2,501,301
One New York Plaza Trust 2020-1NYP B†	1.897% (1 Mo. LIBOR + 1.50%)	#	1/15/2036	9,400,000	9,251,474
One New York Plaza Trust 2020-1NYP C†	2.597% (1 Mo. LIBOR + 2.20%)	#	1/15/2036	23,620,000	23,317,317
One New York Plaza Trust 2020-1NYP D†	3.147% (1 Mo. LIBOR + 2.75%)	#	1/15/2036	8,500,000	8,394,545
PFP Ltd. 2019-6 A†	1.481% (1 Mo. LIBOR + 1.05%)	#	4/14/2037	7,150,305	7,102,844
PFP Ltd. 2019-6 C†	2.531% (1 Mo. LIBOR + 2.10%)	#	4/14/2037	27,054,000	27,003,601
Residential Mortgage Loan Trust 2020-1 A1†	2.376%	#(q)	1/26/2060	2,045,477	1,995,166
SLG Office Trust 2021-OVA E†	2.851%		7/15/2041	44,590,000	38,320,798
Starwood Mortgage Residential Trust 2020-1 A1†	2.275%	#(q)	2/25/2050	1,719,970	1,709,245
Verus Securitization Trust 2020-1 A1†	2.417%		1/25/2060	2,336,065	2,329,459
Wells Fargo Commercial Mortgage Trust 2020-SDAL A†	1.407% (1 Mo. LIBOR + 1.01%)	#	2/15/2037	9,878,000	9,715,854
Total Non-Agency Commercial Mortgage-Backed Securities (cost $1,675,232,743)					1,626,967,484

	Dividend Rate			Shares

PREFERRED STOCKS 0.06%

Transportation Infrastructure
ACBL Holdings Corp. Series A	Zero Coupon			167,058	4,148,635
ACBL Holdings Corp. Series B	Zero Coupon			205,069	12,509,209
Total Preferred Stocks (cost $9,303,175)					16,657,844

See Notes to Schedule of Investments.	41

Schedule of Investments (unaudited)(continued)

March 31, 2022

Investments	Interest Rate	Maturity Date	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS 5.91%
U.S. Treasury Inflation Indexed Bond(r)	0.125%	2/15/2052	$165,410,445	$171,826,855
U.S. Treasury Inflation Indexed Note(r)	0.125%	1/15/2032	1,296,114,649	1,379,708,963
Total U.S. Treasury Obligations (cost $1,586,290,696)				1,551,535,818
Total Long-Term Investments (cost $27,159,426,836)				26,454,389,368

SHORT-TERM INVESTMENTS 1.12%

Repurchase Agreements 1.12%
Repurchase Agreement dated 3/31/2022, 0.00% due 4/1/2022 with Fixed Income Clearing Corp. collateralized by $23,354,900 of U.S. Treasury Note at 0.375% due 9/30/2027; $100,000,000 of U.S. Treasury Note at 2.25% due 11/15/2027; $49,660,000 of U.S. Treasury Note at 0.625% due 11/30/2027; $150,000,000 of U.S. Treasury Note at 0.50% due 10/31/2027; value: $300,465,024; proceeds: $294,573,531 (cost $294,573,531)			294,573,531	294,573,531
Total Investments in Securities 101.89% (cost $27,454,000,367)				26,748,962,899
Other Assets and Liabilities – Net(s) (1.89)%				(496,850,658)
Net Assets 100.00%				$26,252,112,241

42	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

AUD	Ausralian Dollar.
EUR	Euro.
GBP	British Pound.
ZAR	South African Rand.
CMT	Constant Maturity Rate.
EURIBOR	Euro Interbank Offered Rate.
ICE	Intercontinental Exchange.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
REITS	Real Estate Investment Trusts.
SOFR	Secured Over Night Financing Rate.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2022, the total value of Rule 144A securities was $12,352,990,480, which represents 47.06% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2022.
*	Non-income producing security.
(a)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Securities purchased on a when-issued basis.
(g)	Defaulted (non-income producing security).
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Security fair valued by the Pricing Committee.
(i)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2022.
(j)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(k)	Amount is less than $1.
(l)	Value is less than $1.
(m)	Interest rate to be determined.
(n)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loan fair valued by the Pricing Committee. Accounting policies generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(o)	Security has been fully or partially segregated for open reverse repurchase agreements as of March 31, 2022.
(p)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(q)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(r)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(s)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Schedule of Investments.	43

Schedule of Investments (unaudited)(continued)

March 31, 2022

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2022(1):

Referenced Indexes	Central Clearing Party	Fund Receives (Quarterly	)	Termination Date	Notional Amount	Payments Upfront(2)	Value	Unrealized Appreciation(3)
Markit CDX.NA.HY.38(4)(5)	Bank of America	5.000%		6/20/2027	$478,732,000	$25,338,780	$26,394,315	$1,055,535

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $1,055,535. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Open Consumer Price Index (“CPI”) Centrally Cleared Swaps at March 31, 2022:

Swap Counterparty	Payments to be Made By The Fund at Termination Date	Payments to be Received By The Fund at Termination Date	Termination Date	Notional Amount	Value/Unrealized Appreciation
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	$60,151,898	$2,306,248
Bank of America	2.544%	CPI Urban Consumer NSA	3/2/2052	29,848,102	998,951
Bank of America	2.658%	CPI Urban Consumer NSA	2/14/2032	551,700,000	23,786,706
Bank of America	2.665%	CPI Urban Consumer NSA	1/31/2032	91,200,000	4,056,979
Bank of America	2.858%	CPI Urban Consumer NSA	1/31/2027	91,200,000	3,130,887
Bank of America	2.925%	CPI Urban Consumer NSA	2/28/2032	91,245,792	1,262,620
Bank of America	2.931%	CPI Urban Consumer NSA	2/15/2027	550,000,000	15,626,540
Bank of America	2.935%	CPI Urban Consumer NSA	2/28/2032	179,754,208	2,298,434
Unrealized Appreciation on CPI Centrally Cleared Swaps					$53,467,365

Credit Default Swaps on Indexes - Sell Protection at March 31, 2022(1):

Referenced Indexes*	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Receivable at Fair Value(4)
Markit CMBX.NA.AA.8	Citibank	1.500%	10/17/2057	18,980,000	$94,418	$(12,533)	$81,885

44	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

Referenced Indexes	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Payments Upfront(2)	Unrealized Appreciation/ (Depreciation)(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX.NA.AA.7	Citibank	1.500%	1/17/2047	9,490,000	$(114,163)	$(16,761)	$(130,924)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	100,000,000	(9,684,307)	(524,876)	(10,209,183)
Markit CMBX.NA.BBB-.9	Citibank	3.000%	9/17/2058	23,760,000	(2,499,014)	73,312	(2,425,702)
Markit CMBX.NA.BBB-.9	Morgan Stanley	3.000%	9/17/2058	35,000,000	(2,914,162)	(659,052)	(3,573,214)
Markit CMBX.NA.BBB-.10	Citibank	3.000%	11/17/2059	10,000,000	(860,017)	(254,127)	(1,114,144)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	22,050,000	(2,719,308)	262,621	(2,456,687)
Markit CMBX.NA.BBB-.10	Morgan Stanley	3.000%	11/17/2059	14,950,000	(1,285,726)	(379,919)	(1,665,645)
Markit CMBX.NA.BBB-.12	Citibank	3.000%	8/17/2061	30,000,000	(1,373,904)	(1,308,704)	(2,682,608)
Markit CMBX.NA.BBB-.12	Morgan Stanley	3.000%	8/17/2061	22,000,000	(1,490,046)	(477,200)	(1,967,246)
					$(22,940,647)	$(3,284,706)	$(26,225,353)
Total Credit Default Swaps on Indexes - Sell Protection					$(22,846,229)	$(3,297,239)	$(26,143,468)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received/paid by Central Clearing Party are presented net of amortization
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $335,933. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $3,633,172.
(4)	Includes upfront payments received.

Open Forward Foreign Currency Exchange Contracts at March 31, 2022:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	6/7/2022	8,192,000	$10,664,762	$10,758,231	$93,469
British pound	Buy	Morgan Stanley	6/7/2022	9,212,000	12,067,801	12,097,757	29,956
British pound	Buy	Standard Chartered Bank	6/7/2022	25,387,000	33,242,545	33,339,748	97,203
British pound	Buy	Standard Chartered Bank	6/7/2022	34,000,000	44,546,929	44,650,862	103,933
Euro	Buy	Morgan Stanley	6/10/2022	2,700,000	2,979,719	2,994,190	14,471
British pound	Sell	State Street Bank and Trust	6/7/2022	145,000,000	193,411,875	190,422,793	2,989,082
Euro	Sell	State Street Bank and Trust	6/10/2022	2,006,000	2,226,887	2,224,572	2,315
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,330,429

See Notes to Schedule of Investments.	45

Schedule of Investments (unaudited)(continued)

March 31, 2022

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
Australian dollar	Sell	Toronto Dominion Bank	5/25/2022	75,220,000	$54,469,299	$56,330,246	$(1,860,947)
Euro	Sell	Morgan Stanley	6/10/2022	167,901,000	184,133,669	186,195,388	(2,061,719)
Euro	Sell	State Street Bank and Trust	6/10/2022	2,294,000	2,527,819	2,543,953	(16,134)
South African rand	Sell	J.P. Morgan	5/9/2022	45,590,000	2,936,570	3,106,037	(169,467)
South African rand	Sell	State Street Bank and Trust	5/9/2022	150,000,000	9,601,232	10,219,469	(618,237)
South African rand	Sell	State Street Bank and Trust	5/9/2022	62,990,000	4,014,529	4,291,495	(276,966)
South African rand	Sell	State Street Bank and Trust	5/9/2022	83,004,000	5,394,966	5,655,045	(260,079)
South African rand	Sell	Toronto Dominion Bank	5/9/2022	64,171,000	4,197,624	4,371,957	(174,333)
South African rand	Sell	Toronto Dominion Bank	5/9/2022	64,912,000	4,217,045	4,422,441	(205,396)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(5,643,278)

Open Futures Contracts at March 31, 2022:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. Long Bond	June 2022	2,781	Short	$(430,127,662)	$(417,323,813)	$12,803,849
U.S. 10-Year Treasury Note	June 2022	30,235	Short	(3,780,757,939)	(3,715,125,625)	65,632,314
Total Unrealized Appreciation on Open Futures Contracts						$78,436,163

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 10-Year Ultra Treasury Note	June 2022	6,910	Short	$(929,336,271)	$(936,089,062)	$(6,752,791)
U.S. 2-Year Treasury Note	June 2022	14,198	Long	3,045,820,810	3,008,866,795	(36,954,015)
U.S. 5-Year Treasury Note	June 2022	10,554	Long	1,246,755,393	1,210,411,875	(36,343,518)
U.S. Ultra Treasury Bond	June 2022	7,180	Short	(1,268,605,877)	(1,271,757,500)	(3,151,623)
Total Unrealized Depreciation on Open Futures Contracts						$(83,201,947)

Reverse Repurchase Agreements Payable as of March 31, 2022:

Counterparty	Principal	Collateral Held by Counterparty	Interest Rate(1)	Trade Date	Maturity Date(2)	Fair Value(3)
Barclays Bank PLC	$3,998,963	$6,310,000 principal, Sri Lanka Government International Bond at 5.875% due 7/31/2022, $4,304,998 fair value.	(5.00%)	2/3/2022	On Demand	$3,966,194

46	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

March 31, 2022

(1)	The negative interest rate on the reverse repurchase agreement results in interest income to the Fund.
(2)	This reverse repurchase agreement has no stated maturity and may be terminated by either party at any time.
(3)	Total fair value of reverse repurchase agreement is presented net of interest receivable of $32,769.

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$1,506,073,059	$–	$1,506,073,059
Common Stocks
Auto Components	–	6,677,627	–	6,677,627
Capital Markets	104,114,568	26,132,238	–	130,246,806
Electric-Generation	–	377,982	–	377,982
Metals & Mining	287,286,168	63,373,216	–	350,659,384
Miscellaneous Financials	–	7,399,600	–	7,399,600
Personal Products	–	12,956,639	–	12,956,639
Specialty Retail	66,171,421	–	4,966,332	71,137,753
Transportation Infrastructure	–	1,085,003	–	1,085,003
Remaining Industries	1,546,163,635	–	–	1,546,163,635
Corporate Bonds
Diversified Financial Services	–	565,061,954	1,500	565,063,454
Mining	–	509,099,558	18	509,099,576
Oil & Gas	–	2,483,563,693	53,319,107	2,536,882,800
Retail	–	332,708,255	25,260,790	357,969,045
Savings & Loans	–	–	2,250	2,250
Remaining Industries	–	11,725,434,720	–	11,725,434,720
Floating Rate Loans
Automakers	–	–	26,690,677	26,690,677
Personal & Household Products	–	54,684,906	104,810	54,789,716
Remaining Industries	–	1,785,439,577	–	1,785,439,577
Foreign Government Obligations	–	931,874,156	–	931,874,156
Government Sponsored Enterprises Pass-Throughs	–	523,653,049	–	523,653,049
Municipal Bonds
Tax Revenue	–	55,674,453	17,787,703	73,462,156
Remaining Industries	–	536,089,558	–	536,089,558
Non-Agency Commercial Mortgage-Backed Securities	–	1,510,506,706	116,460,778	1,626,967,484
Preferred Stocks	–	16,657,844	–	16,657,844
U.S. Treasury Obligations	–	1,551,535,818	–	1,551,535,818
Short-Term Investments
Repurchase Agreements	–	294,573,531	–	294,573,531
Total	$2,003,735,792	$24,500,633,142	$244,593,965	$26,748,962,899

See Notes to Schedule of Investments.	47

Schedule of Investments (unaudited)(concluded)

March 31, 2022

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$1,055,535	$–	$1,055,535
Liabilities	–	–	–	–
Centrally Cleared CPI Swap Contracts
Assets	–	53,467,365	–	53,467,365
Liabilities	–	–	–	–
Credit Default Swap Contracts
Assets	–	81,885	–	81,885
Liabilities	–	(26,225,353)	–	(26,225,353)
Forward Foreign Currency Exchange Contracts
Assets	–	3,330,429	–	3,330,429
Liabilities	–	(5,643,278)	–	(5,643,278)
Futures Contracts
Assets	78,436,163	–	–	78,436,163
Liabilities	(83,201,947)	–	–	(83,201,947)
Reverse Repurchase Agreements
Asset	–	–	–	–
Liabilities	–	(3,966,194)	–	(3,966,194)
Total	$(4,765,784)	$22,100,389	$–	$17,334,605

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.

(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. When applicable each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation as the balance of Level 3 investments was not considered to be material to the Fund’s net assets at the beginning or end of the period.

48	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Fund’s Board of Trustees (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

49

Notes to Schedule of Investments (unaudited)(continued)

(b)

Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 -	unadjusted quoted prices in active markets for identical investments;

•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2022 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

50

Notes to Schedule of Investments (unaudited)(concluded)

4.	SECURITIES LENDING AGREEMENT

The Fund has established a securities lending agreement with Citibank, N.A. for the lending of securities to qualified brokers in exchange for securities or cash collateral equal to at least the market value of securities loaned, plus interest, if applicable. Cash collateral is invested in an approved money market fund. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience a delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or becomes insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The initial collateral received by the Funds is required to have a value equal to at least 100% of the market value of the securities loaned. The collateral must be marked-to-market daily to cover increases in the market value of the securities loaned (or potentially a decline in the value of the collateral). In general, the risk of borrower default will be borne by Citibank, N.A.; the Fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continue to receive income on loaned securities while receiving a portion of any securities lending fees and earning returns on the cash amounts which may be reinvested for the purchase of investments in securities.

As of March 31, 2022 the fund did not loan any securities.

51

QPHR-BOND-1Q

(05/22)